                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6061

                      (Investment Company Act File Number)

                             Federated Index Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/07

              Date of Reporting Period:  Six months ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$27.36	$24.47	$22.93	$21.29	$17.97	$21.51
Income From Investment Operations:
Net investment income	0.22	0.42	0.43	0.32	0.28	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	1.88	3.40	1.53	1.63	3.31	(3.55)

TOTAL FROM INVESTMENT OPERATIONS	2.10	3.82	1.96	1.95	3.59	(3.29)

Less Distributions:
Distributions from net investment income	(0.22)	(0.41)	(0.42)	(0.31)	(0.27)	(0.25)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--	--

TOTAL DISTRIBUTIONS	(2.22)	(0.93)	(0.42)	(0.31)	(0.27)	(0.25)

Net Asset Value, End of Period	$27.24	$27.36	$24.47	$22.93	$21.29	$17.97

Total Return[1]	8.28%	15.99%	8.58%	9.21%	20.18%	(15.41)%

Ratios to Average Net Assets:

Net expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.34%

Net investment income	1.67%[2]	1.63%	1.76%	1.35%	1.44%	1.22%

Expense waiver/reimbursement[3]	0.03%[2]	0.17%	0.28%	0.28%	0.29%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$655,650	$660,249	$628,948	$705,040	$962,928	$906,710

Portfolio turnover	19%	42%	30%	19%	24%	18%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights --
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$27.30	$24.42	$22.88	$21.24	$17.93	$21.46
Income From Investment Operations:
Net investment income	0.18	0.34	0.35	0.23	0.21	0.19
Net realized and unrealized gain (loss) on investments and futures contracts	1.88	3.40	1.54	1.65	3.32	(3.53)

TOTAL FROM INVESTMENT OPERATIONS	2.06	3.74	1.89	1.88	3.53	(3.34)

Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.35)	(0.24)	(0.22)	(0.19)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--	--

TOTAL DISTRIBUTIONS	(2.18)	(0.86)	(0.35)	(0.24)	(0.22)	(0.19)

Net Asset Value, End of Period	$27.18	$27.30	$24.42	$22.88	$21.24	$17.93

Total Return[1]	8.14%	15.63%	8.27%	8.89%	19.84%	(15.67)%

Ratios to Average Net Assets:

Net expenses	0.65%[2]	0.65%	0.65%	0.65%	0.65%	0.64%

Net investment income	1.37%[2]	1.34%	1.45%	1.05%	1.14%	0.92%

Expense waiver/reimbursement[3]	0.29%[2]	0.29%	0.29%	0.28%	0.29%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$516,034	$526,622	$526,555	$556,243	$605,437	$425,421

Portfolio turnover	19%	42%	30%	19%	24%	18%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$27.23	$24.35	$22.81	$21.18	$17.88	$21.40
Income From Investment Operations:
Net investment income	0.08	0.15	0.17	0.07	0.08	0.04
Net realized and unrealized gain (loss) on investments and futures contracts	1.87	3.41	1.55	1.64	3.31	(3.52)

TOTAL FROm INVESTMENT OPERATIONS	1.95	3.56	1.72	1.71	3.39	(3.48)

Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.18)	(0.08)	(0.09)	(0.04)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--	--

TOTAL DISTRIBUTIONS	(2.08)	(0.68)	(0.18)	(0.08)	(0.09)	(0.04)

Net Asset Value, End of Period	$27.10	$27.23	$24.35	$22.81	$21.18	$17.88

Total Return[1]	7.72%	14.86%	7.55%	8.07%	19.01%	(16.28)%

Ratios to Average Net Assets:

Net expenses	1.41%[2]	1.35%	1.32%	1.41%	1.37%	1.34%

Net investment income	0.62%[2]	0.64%	0.80%	0.29%	0.42%	0.22%

Expense waiver/reimbursement[3]	0.01%[2]	0.02%	0.02%	0.01%	0.04%	0.04%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,089	$78,043	$86,361	$102,614	$104,086	$88,070

Portfolio turnover	19%	42%	30%	19%	24%	18%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,			Period Ended
	4/30/2007	2006	2005	2004	10/31/2003 [1]

Net Asset Value, Beginning of Period	$27.30	$24.43	$22.90	$21.27	$17.81
Income From Investment Operations:
Net investment income	0.11	0.22	0.24	0.14	0.10
Net realized and unrealized gain on investments and futures contracts	1.90	3.41	1.53	1.65	3.45

TOTAL FROM INVESTMENT OPERATIONS	2.01	3.63	1.77	1.79	3.55

Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.24)	(0.16)	(0.09)
Distributions from net realized gain on investments and futures contracts	(2.00)	(0.52)	--	--	--

TOTAL DISTRIBUTIONS	(2.13)	(0.76)	(0.24)	(0.16)	(0.09)

Net Asset Value, End of Period	$27.18	$27.30	$24.43	$22.90	$21.27

Total Return[2]	7.92%	15.14%	7.75%	8.42%[3]	19.99%

Ratios to Average Net Assets:

Net expenses	1.10%[4]	1.10%	1.10%	1.10%	1.09%[4]

Net investment income	0.91%[4]	0.85%	0.96%	0.60%	0.70%[4]

Expense waiver/reimbursement[5]	0.01%[4]	0.02%	0.02%	0.01%	0.04%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$72,670	$76,756	$39,617	$31,940	$16,228

Portfolio turnover	19%	42%	30%	19%	24%[6]

1 Reflects operations for the period from April 8, 2003 (date of initial public investment) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Manager, which had an impact of 0.05% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,082.80	$1.81

Institutional Service Shares	$1,000	$1,081.40	$3.35

Class C Shares	$1,000	$1,077.20	$7.26

Class K Shares	$1,000	$1,079.20	$5.67

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.06	$1.76

Institutional Service Shares	$1,000	$1,021.57	$3.26

Class C Shares	$1,000	$1,017.80	$7.05

Class K Shares	$1,000	$1,019.34	$5.51

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%

Institutional Service Shares	0.65%

Class C Shares	1.41%

Class K Shares	1.10%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	21.2%

Information Technology	15.0%

Health Care	11.6%

Industrials	10.6%

Consumer Discretionary	10.0%

Energy	9.8%

Consumer Staples	8.8%

Utilities	3.7%

Telecommunication Services	3.4%

Materials	2.8%

Cash Equivalents[2]	3.4%

Other Assets and Liabilities--Net[3]	(0.3)%

Total[4]	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the S&P 500 Index is effectively 101.3%.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value

		COMMON STOCKS--96.9%[1]
		Consumer Discretionary--10.0%
8,900		Abercrombie & Fitch Co., Class A	$726,774
24,300	[2]	Amazon.com, Inc.	1,490,319
14,400	[2]	Apollo Group, Inc., Class A	681,120
17,605	[2]	AutoNation, Inc.	359,846
4,630	[2]	AutoZone, Inc.	615,975
4,300		Bandag, Inc.	216,892
57,314	[2]	Bed Bath & Beyond, Inc.	2,334,972
30,160		Best Buy Co., Inc.	1,406,964
10,021	[2]	Big Lots, Inc.	322,676
6,941		Black & Decker Corp.	629,688
24,186		Block (H&R), Inc.	546,845
6,399		Brunswick Corp.	209,631
95,571		CBS Corp. (New), Class B	3,036,291
3,900	[2]	Cablevision Systems Corp., Class A	127,842
33,793		Carnival Corp.	1,652,140
1,100		Catalina Marketing Corp.	34,870
9,486		Centex Corp.	424,688
14,869		Circuit City Stores, Inc.	259,464
20,400		Claire’s Stores, Inc.	664,428
60,857		Clear Channel Communications, Inc.	2,156,164
3,500	[2]	Clear Channel Outdoor Holdings, Inc., Class A	99,925
51,700	[2]	Coach, Inc.	2,524,511
289,864	[2]	Comcast Corp., Class A	7,727,774
20,600		D. R. Horton, Inc.	456,908
63,500	[2]	DIRECTV Group, Inc.	1,513,840
11,282		Darden Restaurants, Inc.	467,977
8,616		Dillards, Inc., Class A	298,372
41,228		Dollar General Corp.	880,218
5,607		Dow Jones & Co.	203,702
6,300		E.W. Scripps Co., Class A	272,790
23,005		Eastman Kodak Co.	573,055
1,400	[2]	Educate, Inc.	10,696
11,160		Family Dollar Stores, Inc.	355,334
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
55,742		Federated Department Stores, Inc.	$2,448,189
155,709	[2]	Ford Motor Co.	1,251,900
10,449		Fortune Brands, Inc.	836,965
23,680		Gannett Co., Inc.	1,351,181
54,460		Gap (The), Inc.	977,557
1,188		Garmin Ltd.	69,130
50,425		General Motors Corp.	1,574,773
11,967		Genuine Parts Co.	591,289
13,808	[2]	Goodyear Tire & Rubber Co.	459,254
24,820		Harley Davidson, Inc.	1,571,602
6,200		Harman International Industries, Inc.	755,718
22,344		Harrah’s Entertainment, Inc.	1,905,943
15,414		Hasbro, Inc.	487,237
34,439		Hilton Hotels Corp.	1,170,926
189,036		Home Depot, Inc.	7,158,793
49,500	[2]	IAC Interactive Corp.	1,886,940
25,136		International Game Technology	958,687
29,167	[2]	Interpublic Group Cos., Inc.	369,838
13,306		Johnson Controls, Inc.	1,361,603
11,335		Jones Apparel Group, Inc.	378,476
6,392		KB HOME	281,951
23,408	[2]	Kohl’s Corp.	1,733,128
900	[2]	Laureate Education, Inc.	53,145
17,851		Leggett and Platt, Inc.	419,856
11,322		Lennar Corp., Class A	483,563
27,971		Limited Brands	771,160
7,078		Liz Claiborne, Inc.	316,528
134,931		Lowe’s Cos., Inc.	4,123,491
2,300	[2]	MGM Mirage	154,675
36,646		Marriott International, Inc., Class A	1,656,766
35,461		Mattel, Inc.	1,003,546
109,093		McDonald’s Corp.	5,267,010
45,514		McGraw-Hill Cos., Inc.	2,982,532
3,259		Meredith Corp.	188,761
10,505		New York Times Co., Class A	245,817
18,310		Newell Rubbermaid, Inc.	561,568
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
228,064		News Corp., Inc.	$5,106,353
54,370		Nike, Inc., Class B	2,928,368
19,360		Nordstrom, Inc.	1,063,251
17,000		OSI Restaurant Partners, Inc.	676,770
27,653	[2]	Office Depot, Inc.	929,694
7,906		Officemax, Inc.	389,133
17,126		Omnicom Group, Inc.	1,793,263
39,190		Penney (J.C.) Co., Inc.	3,099,537
6,000		Polo Ralph Lauren Corp., Class A	552,660
16,584		Pulte Homes, Inc.	446,110
14,285		RadioShack Corp.	415,265
1,535		Royal Caribbean Cruises Ltd.	63,810
7,437	[2]	Sears Holdings Corp.	1,419,798
57,600		ServiceMaster Co.	886,464
12,323		Sherwin-Williams Co.	785,838
4,103		Snap-On, Inc.	223,613
6,113		Stanley Works	356,266
58,490		Staples, Inc.	1,450,552
113,668	[2]	Starbucks Corp.	3,525,981
21,833		Starwood Hotels & Resorts Worldwide, Inc.	1,463,248
1,900		Station Casinos, Inc.	165,300
34,942		TJX Cos., Inc.	974,532
77,113		Target Corp.	4,578,199
16,496		Tiffany & Co.	786,694
700		Tim Horton’s, Inc.	22,071
1,361	[2]	Time Warner Cable, Inc., Class A	50,112
351,903		Time Warner, Inc.	7,259,759
16,147		Tribune Co.	529,622
15,430		V.F. Corp.	1,354,908
108,721	[2]	Viacom, Inc., Class B	4,484,741
7,219		Wendy’s International, Inc.	272,156
5,940		Whirlpool Corp.	629,818
15,512	[2]	Wyndham Worldwide Corp.	536,715
1,600	[2]	Wynn Resorts Ltd.	163,536
26,440		Yum! Brands, Inc.	1,635,578

		TOTAL	132,111,904

		COMMON STOCKS--continued[1]
		Consumer Staples--8.8%
218,150		Altria Group, Inc.	$15,034,898
55,024		Anheuser-Busch Cos., Inc.	2,706,631
45,974		Archer-Daniels-Midland Co.	1,779,194
55,936		Avon Products, Inc.	2,226,253
6,960		Brown-Forman Corp., Class B	444,953
2,801		Bunge Ltd.	212,204
126,236		CVS Corp.	4,574,793
25,923		Campbell Soup Co.	1,013,589
9,873		Clorox Co.	662,281
165,582		Coca-Cola Co.	8,641,725
24,037		Coca-Cola Enterprises, Inc.	527,372
42,948		Colgate-Palmolive Co.	2,909,298
118,504		ConAgra, Inc.	2,912,828
50,100	[2]	Constellation Brands, Inc., Class A	1,122,741
43,004		Costco Wholesale Corp.	2,303,724
14,700	[2]	Dean Foods Co.	535,521
35,700		Estee Lauder Cos., Inc., Class A	1,835,694
26,855		General Mills, Inc.	1,608,614
30,202		H.J. Heinz Co.	1,422,816
817		Herbalife Ltd.	32,754
11,522		Hershey Foods Corp.	633,249
20,207		Kellogg Co.	1,069,152
40,886		Kimberly-Clark Corp.	2,909,857
170,372		Kraft Foods, Inc., Class A	5,702,351
119,021		Kroger Co.	3,512,310
11,800		McCormick & Co., Inc.	438,016
4,252		Molson Coors Brewing Co., Class B	400,879
133,045		PepsiCo, Inc.	8,792,944
265,615		Procter & Gamble Co.	17,081,701
13,200		Reynolds American, Inc.	848,232
14,020		SUPERVALU, Inc.	643,518
35,923		Safeway Inc.	1,304,005
54,487		Sara Lee Corp.	894,132
7,300	[2]	Smart & Final, Inc.	158,848
42,972		Sysco Corp.	1,406,903
15,024		The Pepsi Bottling Group, Inc.	492,937
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
80,700		Tyson Foods, Inc., Class A	$1,691,472
11,677		UST, Inc.	661,852
225,722		Wal-Mart Stores, Inc.	10,816,598
71,396		Walgreen Co.	3,134,284
10,200		Whole Foods Market, Inc.	477,258
17,757		Wrigley (Wm.), Jr. Co.	1,045,532

		TOTAL	116,623,913

		Energy--9.8%
44,920		Anadarko Petroleum Corp.	2,095,967
29,572		Apache Corp.	2,143,970
34,000		BJ Services Co.	974,440
29,681		Baker Hughes, Inc.	2,386,056
12,800		CONSOL Energy, Inc.	535,936
25,600		Chesapeake Energy Corp.	864,000
203,672		Chevron Corp.	15,843,645
157,349		ConocoPhillips	10,912,153
52,836		Devon Energy Corp.	3,850,159
3,200		Diamond Offshore Drilling, Inc.	273,920
11,200		ENSCO International, Inc.	631,456
18,806		EOG Resources, Inc.	1,381,113
139,139		El Paso Corp.	2,087,085
556,289		Exxon Mobil Corp.	44,158,221
611		Frontline Ltd.	23,090
693		GlobalSantaFe Corp.	44,303
102,596		Halliburton Co.	3,259,475
24,564		Hess Corp.	1,394,007
11,800	[2]	Hydril Co.	1,142,476
12,413		Kinder Morgan, Inc.	1,322,729
31,796		Marathon Oil Corp.	3,228,884
1,700	[2]	Mariner Energy, Inc.	38,335
12,700		Murphy Oil Corp.	704,088
23,433	[2]	Nabors Industries Ltd.	752,668
13,714	[2]	National-Oilwell, Inc.	1,163,633
9,042		Noble Corp.	761,427
19,000		OMI Corp.	552,330
74,630		Occidental Petroleum Corp.	3,783,741
		COMMON STOCKS--continued[1]
		Energy--continued
19,800		Peabody Energy Corp.	$950,004
13,652		Rowan Cos., Inc.	500,209
87,215		Schlumberger Ltd.	6,439,083
14,200		Smith International, Inc.	744,648
51,224		Spectra Energy Corp.	1,336,946
13,120		Sunoco, Inc.	990,954
485		Teekay Shipping Corp.	28,930
29,290	[2]	Transocean Sedco Forex, Inc.	2,524,798
65,057		Valero Energy Corp.	4,568,953
37,758	[2]	Weatherford International Ltd.	1,981,917
53,261		Williams Cos., Inc.	1,571,199
35,132		XTO Energy, Inc.	1,906,614

		TOTAL	129,853,562

		Financials--21.2%
22,674		AON Corp.	878,617
43,589		Ace Ltd.	2,591,802
45,382		Aflac, Inc.	2,329,912
248		Allied World Assurance Holdings Ltd.	10,991
79,025		Allstate Corp.	4,924,838
6,973		Ambac Financial Group, Inc.	640,121
117,745		American Express Co.	7,143,589
241,332		American International Group, Inc.	16,871,520
23,039		Ameriprise Financial, Inc.	1,370,129
8,700		Apartment Investment & Management Co., Class A	481,110
297	[2]	Arch Capital Group Ltd.	21,628
14,800		Archstone-Smith Trust	771,228
11,050		Assurant, Inc.	635,706
5,600		Avalonbay Communities, Inc.	684,656
594		Axis Capital Holdings Ltd.	22,037
46,485		BB&T Corp.	1,934,706
422,031		Bank of America Corp.	21,481,378
64,739		Bank of New York Co., Inc.	2,620,635
9,234		Bear Stearns & Co., Inc.	1,437,734
9,179		Boston Properties, Inc.	1,079,083
13,600	[2]	CB Richard Ellis Services, Inc.	460,360
42,700		CIT Group, Inc.	2,547,055
		COMMON STOCKS--continued[1]
		Financials--continued
39,313		Capital One Financial Corp.	$2,919,383
5,160		Chicago Mercantile Exchange Holdings, Inc.	2,666,430
37,190		Chubb Corp.	2,001,938
16,795		Cincinnati Financial Corp.	759,806
496,827		Citigroup, Inc.	26,639,864
12,023		Comerica, Inc.	744,344
15,700		Commerce Bancorp, Inc.	525,008
14,672		Compass Bancshares, Inc.	1,000,337
51,442		Countrywide Financial Corp.	1,907,469
248		Credicorp Ltd.	12,941
12,600		Developers Diversified Realty	820,260
33,200	[2]	E*Trade Group, Inc.	733,056
289		Endurance Specialty Holdings Ltd.	10,814
19,400		Equity Residential Properties Trust	900,742
429		Everest Re Group Ltd.	43,175
48,869		Freddie Mac	3,165,734
69,916		Fannie Mae	4,119,451
7,100		Federated Investors, Inc.	270,936
52,407		Fifth Third Bancorp	2,127,200
11,500		First Horizon National Corp.	450,915
29,125		Franklin Resources, Inc.	3,824,404
700		General Growth Properties, Inc.	44,695
39,878		Genworth Financial, Inc., Class A	1,455,148
38,500		Goldman Sachs Group, Inc.	8,416,485
30,870		Hartford Financial Services Group, Inc.	3,124,044
55,898		Host Marriott Corp.	1,433,225
37,300		Hudson City Bancorp, Inc.	496,836
18,309		Huntington Bancshares, Inc.	406,094
9,800		Innkeepers USA Trust	172,186
900	[2]	InterContinentalExchange, Inc.	114,300
331,245		J.P. Morgan Chase & Co.	17,257,864
56,292		Janus Capital Group, Inc.	1,408,426
31,479		KeyCorp	1,123,171
19,401		Kimco Realty Corp.	932,606
792		Lazard Ltd., Class A	42,887
9,100		Legg Mason, Inc.	902,629
		COMMON STOCKS--continued[1]
		Financials--continued
37,906		Lehman Brothers Holdings, Inc.	$2,853,564
25,160		Lincoln National Corp.	1,790,134
79,047		Loews Corp.	3,740,504
6,600		M & T Bank Corp.	734,844
10,731		MBIA Insurance Corp.	746,448
6,664		MGIC Investment Corp.	410,569
37,710		Marsh & McLennan Cos., Inc.	1,197,670
24,142		Marshall & Ilsley Corp.	1,159,299
41,117		Mellon Financial Corp.	1,765,153
64,225		Merrill Lynch & Co., Inc.	5,795,022
93,841		MetLife, Inc.	6,165,354
20,734		Moody’s Corp.	1,370,932
78,456		Morgan Stanley	6,591,089
58,164		National City Corp.	2,125,894
14,169		Northern Trust Corp.	891,939
11,200		Northwestern Corp.	393,568
1,300		Nymex Holdings Inc.	168,623
31,827		PNC Financial Services Group	2,358,381
297		PartnerRe Ltd.	21,390
13,100		Placer Sierra Bancshares	363,263
12,400		Plum Creek Timber Co., Inc.	492,280
23,400		Principal Financial Group	1,485,666
52,920		Progressive Corp., OH	1,220,864
21,600		Prologis	1,399,680
44,300		Prudential Financial, Inc.	4,208,500
9,297		Public Storage, Inc.	867,596
64,772		Regions Financial Corp.	2,272,849
554		RenaissanceRe Holdings Ltd.	29,999
300		S&P Depositary Receipts, ADR	47,655
40,245		S&P Depositary Receipts, ADR	5,967,931
10,022		SAFECO Corp.	668,868
34,840		SLM Corp.	1,875,437
90,786		Schwab (Charles) Corp.	1,735,828
34,949		Simon Property Group, Inc.	4,028,921
25,730		Sovereign Bancorp, Inc.	624,467
89,600		Spirit Finance Corp.	1,289,344
		COMMON STOCKS--continued[1]
		Financials--continued
26,762		State Street Corp.	$1,843,099
52,591		SunTrust Banks, Inc.	4,439,732
21,155		Synovus Financial Corp.	667,652
22,708		T. Rowe Price Group, Inc.	1,128,133
69,849		The St. Paul Travelers Cos., Inc.	3,778,831
8,637		Torchmark Corp.	589,907
162,712		U.S. Bancorp	5,589,157
58,900	[2]	U.S.I. Holdings Corp.	997,766
28,853		UNUMProvident Corp.	717,863
11,965		Vornado Realty Trust	1,419,408
144,339		Wachovia Corp.	8,016,588
122,313		Washington Mutual Bank	5,134,700
304,613		Wells Fargo & Co.	10,932,561
16,379		XL Capital Ltd., Class A	1,277,234
6,772		Zions Bancorp	553,950

		TOTAL	279,859,744

		Health Care--11.6%
139,741		Abbott Laboratories	7,912,135
77,804		Aetna, Inc.	3,647,452
10,421		Allergan, Inc.	1,263,025
44,384		AmerisourceBergen Corp.	2,218,756
108,357	[2]	Amgen, Inc.	6,950,018
23,448		Applera Corp.	732,516
7,004		Bard (C.R.), Inc.	582,243
7,600	[2]	Barr Laboratories, Inc.	367,536
3,632		Bausch & Lomb, Inc.	213,671
55,824		Baxter International, Inc.	3,161,313
16,828		Becton, Dickinson & Co.	1,324,195
29,834	[2]	Biogen Idec, Inc.	1,408,463
35,904		Biomet, Inc.	1,551,053
5,700	[2]	Bioveris Corp.	119,472
114,945	[2]	Boston Scientific Corp.	1,774,751
140,325		Bristol-Myers Squibb Co.	4,049,779
20,570		CIGNA Corp.	3,200,486
59,908		Cardinal Health, Inc.	4,190,565
25,300	[2]	Celgene Corp.	1,547,348
		COMMON STOCKS--continued[1]
		Health Care--continued
3,400		Cooper Cos., Inc.	$173,740
11,500	[2]	Coventry Health Care, Inc.	665,045
15,400	[2]	Dendrite International, Inc.	244,860
72,666		Eli Lilly & Co.	4,296,741
10,600	[2]	Express Scripts, Inc., Class A	1,012,830
28,376	[2]	Forest Laboratories, Inc., Class A	1,509,887
2,400	[2]	Genesis Healthcare Corp.	153,600
19,000	[2]	Genzyme Corp.	1,240,890
32,014	[2]	Gilead Sciences, Inc.	2,616,184
10,000	[2]	Horizon Health Corp.	193,700
10,944	[2]	Hospira, Inc.	443,779
32,431	[2]	Humana, Inc.	2,050,936
15,073		IMS Health, Inc.	442,091
241,644		Johnson & Johnson	15,518,378
16,484	[2]	King Pharmaceuticals, Inc.	337,098
9,800	[2]	Laboratory Corp. of America Holdings	773,612
6,843		Manor Care, Inc.	444,042
52,266		McKesson HBOC, Inc.	3,074,809
20,589	[2]	Medco Health Solutions, Inc.	1,606,354
21,637	[2]	Medimmune, Inc.	1,226,385
84,883		Medtronic, Inc.	4,492,857
161,520		Merck & Co., Inc.	8,308,589
2,977	[2]	Millipore Corp.	219,792
84,950		Mylan Laboratories, Inc.	1,862,953
10,500	[2]	Patterson Cos., Inc.	378,630
26,207		PerkinElmer, Inc.	634,209
725,720		Pfizer, Inc.	19,202,551
12,892		Quest Diagnostic, Inc.	630,290
128,632		Schering Plough Corp.	4,081,493
5,200	[2]	Sierra Health Services, Inc.	215,384
25,008	[2]	St. Jude Medical, Inc.	1,070,092
26,002		Stryker Corp.	1,688,570
16,700	[2]	Tanox, Inc.	311,622
33,005	[2]	Tenet Healthcare Corp.	244,897
71,153	[2]	Thermo Electron Corp.	3,704,225
11,400	[2]	Triad Hospitals, Inc.	605,796
		COMMON STOCKS--continued[1]
		Health Care--continued
123,025		UnitedHealth Group, Inc.	$6,527,706
9,400	[2]	Varian Medical Systems, Inc.	396,774
1,030	[2]	Warner Chilcott Ltd., Class A	17,355
8,800	[2]	Waters Corp.	522,984
7,483	[2]	Watson Pharmaceuticals, Inc.	204,286
56,791	[2]	Wellpoint, Inc.	4,484,785
122,754		Wyeth	6,812,847
19,794	[2]	Zimmer Holdings, Inc.	1,790,961

		TOTAL	152,649,386

		Industrials--10.6%
68,027		3M Co.	5,630,595
23,943	[2]	Allied Waste Industries, Inc.	320,118
14,200		American Standard Cos.	781,852
7,042		Avery Dennison Corp.	438,012
89,705		Boeing Co.	8,342,565
26,238		Burlington Northern Santa Fe Corp.	2,296,875
12,800		C.H. Robinson Worldwide, Inc.	684,288
36,664		CSX Corp.	1,582,785
47,776		Caterpillar, Inc.	3,469,493
10,937		Cintas Corp.	409,809
14,405		Cooper Industries Ltd., Class A	716,793
8,534		Cummins, Inc.	786,493
35,140		Danaher Corp.	2,501,617
33,786		Deere & Co.	3,696,188
13,423		Donnelley (R.R.) & Sons Co.	539,605
14,702		Dover Corp.	707,460
10,554		Eaton Corp.	941,522
70,304		Emerson Electric Co.	3,303,585
13,216		Equifax, Inc.	525,997
25,968		FedEx Corp.	2,738,066
5,656		Fluor Corp.	540,827
627	[2]	Foster Wheeler Ltd.	43,156
33,916		General Dynamics Corp.	2,662,406
961,721		General Electric Co.	35,449,036
7,690		Goodrich (B.F.) Co.	437,100
6,347		Grainger (W.W.), Inc.	524,389
		COMMON STOCKS--continued[1]
		Industrials--continued
21,100		Harland (John H.) Co.	$1,109,860
77,018		Honeywell International, Inc.	4,172,835
12,892		ITT Corp.	822,639
41,118		Illinois Tool Works, Inc.	2,109,765
31,441		Ingersoll-Rand Co., Class A	1,403,841
6,200	[2]	K&F Industries Holdings, Inc.	165,044
8,175		L-3 Communications Holdings, Inc.	735,178
4,600		Laidlaw International, Inc.	157,550
34,588		Lockheed Martin Corp.	3,325,290
33,936		Masco Corp.	923,399
825	[2]	McDermott International, Inc.	44,269
7,968	[2]	Monster Worldwide, Inc.	335,054
37,353		Norfolk Southern Corp.	1,988,674
32,300		Northrop Grumman Corp.	2,378,572
22,344		PACCAR, Inc.	1,876,449
6,800	[2]	PHH Corp.	207,400
8,089		Pall Corp.	339,334
7,797		Parker-Hannifin Corp.	718,416
16,903		Pitney Bowes, Inc.	811,344
57,255		Raytheon Co.	3,065,433
15,494		Robert Half International, Inc.	515,950
12,443		Rockwell Automation, Inc.	740,856
12,643		Rockwell Collins	830,266
4,286		Ryder System, Inc.	225,615
71,620		Southwest Airlines Co.	1,027,747
16,100	[2]	Swift Transportation Co.	503,608
9,500	[2]	Terex Corp.	739,575
10,230		Textron Inc.	1,040,084
210,672		Tyco International Ltd.	6,874,227
30,595		Union Pacific Corp.	3,495,479
125,340		United Parcel Service, Inc.	8,827,696
90,565		United Technologies Corp.	6,079,628
46,224		Waste Management, Inc.	1,729,240

		TOTAL	139,390,949

		COMMON STOCKS--continued[1]
		Information Technology--15.0%
6,618	[2]	ADC Telecommunications, Inc.	$121,771
1,634		Accenture Ltd.	63,889
40,410	[2]	Adobe Systems, Inc.	1,679,440
33,934	[2]	Advanced Micro Devices, Inc.	468,968
10,600	[2]	Affiliated Computer Services, Inc., Class A	635,046
40,572	[2]	Agilent Technologies, Inc.	1,394,460
33,439		Altera Corp.	753,715
1,782	[2]	Amdocs Ltd.	65,489
27,424		Analog Devices, Inc.	1,059,115
80,528	[2]	Apple, Inc.	8,036,694
135,010		Applied Materials, Inc.	2,594,892
16,520	[2]	Autodesk, Inc.	681,780
51,005		Automatic Data Processing, Inc.	2,282,984
38,539	[2]	Avaya, Inc.	497,924
20,724	[2]	BMC Software, Inc.	670,836
32,266	[2]	Broadcom Corp.	1,050,258
1,850	[2]	Broadridge Financial Solutions	37,074
43,868		CA, Inc.	1,195,842
7,707	[2]	CIENA Corp.	224,736
508,042	[2]	Cisco Systems, Inc.	13,585,043
11,830	[2]	Citrix Systems, Inc.	385,658
10,000	[2]	Cognizant Technology Solutions Corp.	894,000
26,141	[2]	Computer Sciences Corp.	1,451,871
25,270	[2]	Compuware Corp.	249,415
7,800	[2]	Comverse Technology, Inc.	176,904
13,925	[2]	Convergys Corp.	351,746
158,500	[2]	Corning, Inc.	3,759,620
254,244	[2]	Dell, Inc.	6,409,491
215,428		EMC Corp. Mass	3,270,197
27,600	[2]	Electronic Arts, Inc.	1,391,316
40,280		Electronic Data Systems Corp.	1,177,787
15,600		Fidelity National Information Services, Inc.	788,268
83,048		First Data Corp.	2,690,755
15,567	[2]	Fiserv, Inc.	827,697
21,600	[2]	Global Imaging Systems, Inc.	624,024
20,931	[2]	Google Inc.	9,866,455
		COMMON STOCKS--continued[1]
		Information Technology--continued
285,756		Hewlett-Packard Co.	$12,041,758
141,638		IBM Corp.	14,476,820
560,031		Intel Corp.	12,040,667
24,630	[2]	Intuit, Inc.	700,724
12,992	[2]	JDS Uniphase Corp.	214,108
17,385		Jabil Circuit, Inc.	405,071
105,700	[2]	Juniper Networks, Inc.	2,363,452
15,225		KLA-Tencor Corp.	845,749
78,914	[2]	LSI Logic Corp.	670,769
10,218	[2]	Lexmark International Group, Class A	556,881
21,414		Linear Technology Corp.	801,312
3,762	[2]	Marvell Technology Group Ltd.	60,681
25,241		Maxim Integrated Products, Inc.	800,645
149,798	[2]	Micron Technology, Inc.	1,718,183
870,619		Microsoft Corp.	26,066,333
14,881		Molex, Inc.	444,644
279,721		Motorola, Inc.	4,847,565
12,574	[2]	NCR Corp.	633,730
30,400	[2]	NVIDIA Corp.	999,856
30,214		National Semiconductor Corp.	794,628
36,461	[2]	Network Appliance, Inc.	1,356,714
26,323	[2]	Novell, Inc.	192,158
10,921	[2]	Novellus Systems, Inc.	353,513
292,513	[2]	Oracle Corp.	5,499,244
14,895	[2]	PMC-Sierra, Inc.	115,138
33,157		Paychex, Inc.	1,230,125
13,132	[2]	Qlogic Corp.	234,800
150,188		Qualcomm, Inc.	6,578,234
13,800	[2]	Sandisk Corp.	599,610
52,501	[2]	Sanmina-SCI Corp.	181,128
3,020		Seagate Technology Holdings	66,893
83,605	[2]	Solectron Corp.	280,077
320,586	[2]	Sun Microsystems, Inc.	1,673,459
87,280	[2]	Symantec Corp.	1,536,128
6,556		Tektronix, Inc.	192,681
40,487	[2]	Tellabs, Inc.	429,972
		COMMON STOCKS--continued[1]
		Information Technology--continued
16,501	[2]	Teradyne, Inc.	$287,942
145,491		Texas Instruments, Inc.	5,000,526
29,822	[2]	Unisys Corp.	233,804
19,100	[2]	Verisign, Inc.	522,385
151,634		Walt Disney Co.	5,304,157
8,400	[2]	WebEx Communications, Inc.	476,616
77,348		Western Union Co.	1,628,175
37,300	[2]	Witness Systems, Inc.	1,016,798
88,322	[2]	Xerox Corp.	1,633,957
31,012		Xilinx, Inc.	914,234
117,596	[2]	Yahoo, Inc.	3,297,392
123,400	[2]	eBay, Inc.	4,188,196
3,000	[2]	webMethods, Inc.	27,270

		TOTAL	197,950,062

		Materials--2.8%
17,632		Air Products & Chemicals, Inc.	1,348,848
89,248		Alcoa, Inc.	3,167,412
9,545		Allegheny Technologies, Inc.	1,045,941
6,620		Ashland, Inc.	396,869
8,344		Ball Corp.	422,957
7,176		Bemis Co., Inc.	238,387
9,200	[2]	Domtar, Corp.	89,700
67,537		Dow Chemical Co.	3,012,826
64,606		Du Pont (E.I.) de Nemours & Co.	3,176,677
4,596		Eastman Chemical Co.	311,149
15,006		Ecolab, Inc.	645,108
54,386		Freeport-McMoRan Copper & Gold, Inc., Class B	3,652,564
7,258	[2]	Hercules, Inc.	136,741
6,442		International Flavors & Fragrances, Inc.	313,532
33,126		International Paper Co.	1,249,513
18,228		MeadWestvaco Corp.	608,086
46,554		Monsanto Co.	2,746,220
34,013		Newmont Mining Corp.	1,418,342
18,700		Novelis, Inc.	834,207
27,868		Nucor Corp.	1,768,503
644	[2]	Owens Corning, Inc.	19,739
		COMMON STOCKS--continued[1]
		Materials--continued
11,942		PPG Industries, Inc.	$878,692
14,908	[2]	Pactiv Corp.	515,519
55,090		Praxair, Inc.	3,556,060
2,400		Rinker Group Ltd., ADR	185,592
15,058		Rohm & Haas Co.	770,518
12,850		Sealed Air Corp.	422,765
10,060		Sigma-Aldrich Corp.	423,325
2,100		Steel Technologies, Inc.	62,874
7,224		Temple-Inland, Inc.	427,950
11,810		United States Steel Corp.	1,199,187
6,906		Vulcan Materials Co.	854,065
20,167		Weyerhaeuser Co.	1,597,630

		TOTAL	37,497,498

		Telecommunication Services--3.4%
634,839		AT&T, Inc.	24,580,966
29,446		Alltel Corp.	1,845,970
10,530		CenturyTel, Inc.	484,907
28,738		Citizens Communications Co., Class B	447,451
13,819		Embarq Corp.	829,693
121,572	[2]	Qwest Communications International, Inc.	1,079,559
213,895		Sprint Nextel Corp.	4,284,317
269,054		Verizon Communications	10,272,482
41,018		Windstream Corp.	599,683

		TOTAL	44,425,028

		Utilities--3.7%
64,939	[2]	AES Corp.	1,428,009
17,043	[2]	Allegheny Energy, Inc.	911,119
13,157		Ameren Corp.	691,663
34,404		American Electric Power Co., Inc.	1,727,769
12,392		CMS Energy Corp.	229,500
22,514		CenterPoint Energy, Inc.	423,939
19,241		Consolidated Edison Co.	986,294
15,524		Constellation Energy Group	1,383,499
17,367		DTE Energy Co.	878,597
54,007		Dominion Resources, Inc.	4,925,438
173,049		Duke Energy Corp.	3,550,965

Shares or Principal Amount			Value

		COMMON STOCKS--continued[1]
		Utilities--continued
44,654	[2]	Dynegy, Inc.	$420,194
33,958		Edison International	1,777,701
16,082		Entergy Corp.	1,819,517
61,438		Exelon Corp.	4,633,040
38,982		FPL Group, Inc.	2,509,271
26,284		FirstEnergy Corp.	1,798,877
8,927		Integrys Energy Group, Inc.	500,803
11,956		KeySpan Corp.	495,098
1,589		NICOR, Inc.	81,420
22,980		NiSource, Inc.	565,078
35,036		P G & E Corp.	1,772,822
60,274		PPL Corp.	2,628,549
8,518		Pinnacle West Capital Corp.	411,334
16,907		Progress Energy, Inc.	854,649
22,169		Public Service Enterprises Group, Inc.	1,916,510
8,200		Questar Corp.	796,466
24,841		Sempra Energy	1,576,907
51,186		Southern Co.	1,934,319
20,188		TECO Energy, Inc.	362,375
48,516		TXU Corp.	3,181,679
72,724		Xcel Energy, Inc.	1,751,921

		TOTAL	48,925,322

		TOTAL COMMON STOCKS (IDENTIFIED COST $519,208,965)	1,279,287,368

		CORPORATE BONDS--0.0%
		Health Care--0.0%
$250,000	[3,4]	Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023	265,750

		Industrials--0.0%
227,000		Tyco International Group, Conv. Bond, 3.125%, 1/15/2023	355,857

		TOTAL CORPORATE BONDS (IDENTIFIED COST $583,871)	621,607

Principal Amount		Value

	REPURCHASE AGREEMENTS--3.4%
$44,818,000	Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,046,331,666.	$44,818,000
16,000	Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871.	16,000

	TOTAL REPURCHASE AGREEMENTS (AT COST)	44,834,000

	TOTAL INVESTMENTS--100.3% (IDENTIFIED COST $564,626,836)[5]	1,324,742,975

	OTHER ASSETS AND LIABILITIES--NET--(0.3)%	(4,300,538)

	TOTAL NET ASSETS--100%	$1,320,442,437

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $62,512,800 at April 30, 2007, which represents 4.7% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 101.3%.

2 Non-income producing security.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, this restricted security amounted to $265,750, which represented less than 0.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, this liquid restricted security amounted to $265,750, which represented less than 0.1% of total net assets.

5 Also represents cost for federal tax purposes.

At April 30, 2007, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

2S&P 500 Index Long Futures	168	$62,512,800	June 2007	$2,163,985

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities (identified cost $564,626,836)		$1,324,742,975
Cash		1,642,461
Cash denominated in foreign currencies (identified cost $51)		46
Income receivable		1,032,093
Receivable for investments sold		1,894,887
Receivable for shares sold		1,241,720

TOTAL ASSETS		1,330,554,182

Liabilities:
Payable for investments purchased	$3,412,971
Payable for shares redeemed	5,676,234
Payable for Directors’/Trustees’ fees	1,826
Payable for distribution services fee (Note 5)	107,261
Payable for shareholder services fee (Note 5)	143,347
Payable for daily variation margin	571,055
Accrued expenses	199,051

TOTAL LIABILITIES		10,111,745

Net assets for 48,529,573 shares outstanding		$1,320,442,437

Net Assets Consist of:
Paid-in capital		$517,528,798
Net unrealized appreciation of investments and futures contracts		762,280,119
Accumulated net realized gain on investments and futures contracts		39,291,438
Undistributed net investment income		1,342,082

TOTAL NET ASSETS		$1,320,442,437

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($655,649,717 ÷ 24,065,102 shares outstanding), no par value, unlimited shares authorized		$27.24

Institutional Service Shares:
Net asset value per share ($516,034,124 ÷ 18,982,311 shares outstanding), no par value, unlimited shares authorized		$27.18

Class C Shares:
Net asset value per share ($76,088,580 ÷ 2,808,045 shares outstanding), no par value, unlimited shares authorized		$27.10

Offering price per share		$27.10

Redemption proceeds per share (99.00/100 of $27.10)[1]		$26.83

Class K Shares:
Net asset value per share ($72,670,016 ÷ 2,674,115 shares outstanding), no par value, unlimited shares authorized		$27.18

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends			$12,577,503
Interest (including income on securities loaned of $36,680)			773,586

TOTAL INCOME			13,351,089

Expenses:
Management fee (Note 5)		$1,974,696
Custodian fees		55,492
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		162,285
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		146,924
Transfer and dividend disbursing agent fees and expenses--Class C Shares		31,416
Transfer and dividend disbursing agent fees and expenses--Class K Shares		113,632
Directors’/Trustees’ fees		7,747
Auditing fees		10,442
Legal fees		6,107
Portfolio accounting fees		100,970
Distribution services fee--Institutional Service Shares (Note 5)		766,609
Distribution services fee--Class C Shares (Note 5)		285,112
Distribution services fee--Class K Shares (Note 5)		202,864
Shareholder services fee--Institutional Service Shares (Note 5)		625,682
Shareholder services fee--Class C Shares (Note 5)		95,523
Share registration costs		28,632
Printing and postage		34,009
Insurance premiums		6,466
Miscellaneous		6,376

TOTAL EXPENSES		4,660,984

Waivers and Reimbursements (Note 5):
Waiver of management fee	$(93,243)
Waiver of distribution services fee--Institutional Service Shares	(625,682)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(64,638)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(69,975)

TOTAL WAIVERS AND REIMBURSEMENTS		(853,538)

Net expenses			3,807,446

Net investment income			9,543,643

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			72,113,770
Net realized gain on futures contracts			2,104,874
Net change in unrealized appreciation of investments			19,872,374
Net change in unrealized appreciation of futures contracts			1,054,015

Net realized and unrealized gain on investments and futures contracts			95,145,033

Net increase from regulatory settlement proceeds (Note 7)			142,132

Change in net assets resulting from operations			$104,830,808

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,543,643	$18,320,306
Net realized gain on investments and futures contracts	74,218,644	104,056,643
Net change in unrealized appreciation/depreciation of investments and futures contracts	20,926,389	68,317,402
Regulatory settlement proceeds (Note 7)	142,132	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	104,830,808	190,694,351

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,467,960)	(10,135,947)
Institutional Service Shares	(3,564,575)	(6,810,465)
Class C Shares	(241,541)	(491,679)
Class K Shares	(394,032)	(567,194)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(48,133,782)	(13,315,437)
Institutional Service Shares	(38,534,752)	(11,254,029)
Class C Shares	(5,704,443)	(1,822,764)
Class K Shares	(5,668,243)	(852,806)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(107,709,328)	(45,250,321)

Share Transactions:
Proceeds from sale of shares	144,087,645	310,746,903
Net asset value of shares issued to shareholders in payment of distributions declared	87,259,839	35,282,309
Cost of shares redeemed	(249,695,846)	(431,285,161)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,348,362)	(85,255,949)

Change in net assets	(21,226,882)	60,188,081

Net Assets:
Beginning of period	1,341,669,319	1,281,481,238

End of period (including undistributed net investment income of $1,342,082 and $1,466,547, respectively)	$1,320,442,437	$1,341,669,319

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

  • for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  • in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  • for investments in other open-end regulated investment companies, based on net asset value (NAV);
  • futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  • for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares may bear distribution services fees and shareholder services fees unique to those classes and Class K Shares bear certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2007, the Fund had net realized gains on futures contracts of $2,104,874.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	2,197,241	$57,684,627	4,973,618	$126,951,778
Shares issued to shareholders in payment of distributions declared	1,377,536	35,210,819	568,043	14,368,500
Shares redeemed	(3,638,228)	(95,749,773)	(7,114,013)	(181,529,111)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(63,451)	$(2,854,327)	(1,572,352)	$(40,208,833)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	2,393,875	$62,920,156	4,898,375	$125,588,208
Shares issued to shareholders in payment of distributions declared	1,604,145	40,873,073	694,494	17,518,532
Shares redeemed	(4,303,794)	(113,324,754)	(7,867,507)	(201,260,876)

NET CHANGE RESULTING FROM Institutional Service SHARE TRANSACTIONS	(305,774)	$(9,531,525)	(2,274,638)	$(58,154,136)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	300,922	$7,898,274	503,180	$12,812,525
Shares issued to shareholders in payment of distributions declared	202,459	5,134,144	78,951	1,980,852
Shares redeemed	(561,728)	(14,745,090)	(1,261,909)	(32,067,621)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(58,347)	$(1,712,672)	(679,778)	$(17,274,244)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006

Class K Shares:	Shares	Amount	Shares	Amount

Shares sold	592,268	$15,584,588	1,767,633	$45,394,392
Shares issued to shareholders in payment of distributions declared	237,333	6,041,803	55,989	1,414,425
Shares redeemed	(966,678)	(25,876,229)	(633,754)	(16,427,553)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(137,077)	$(4,249,838)	1,189,868	$30,381,264

NET CHANGE RESULTING FROM share transactions	(564,649)	$(18,348,362)	(3,336,900)	$(85,255,949)

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $564,626,836. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and from futures contracts was $760,116,139. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $762,306,582 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,190,443.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual management fee equal to 0.30% of the Fund’s average daily net assets. For the six months ended April 30, 2007, the Manager voluntarily waived $93,243 of its fee. In addition, the Manager reimbursed $134,613 of transfer and dividend disbursing agent fees and expenses. Under the terms of a subadvisory contract between the Manager and BlackRock Investment Management LLC, a wholly owned subsidiary of BlackRock, Inc. (the “Subadviser”), the Subadviser receives an annual fee from the Manager equal to 0.0150% times 80% of the Fund’s average daily net assets plus 0.150% times 20% of the Fund’s average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.30%

Class C Shares	0.75%

Class K Shares	0.50%

For the six months ended April 30, 2007, FSC waived $625,682 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $255,228 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $395 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund’s Institutional Shares did not incur a shareholder services fee. A financial intermediary affiliated with management of Federated Investors, Inc. received $151 of Service Fees for the six months ended April 30, 2007.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund’s Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 1.45% and 1.10%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$249,727,527

Sales	$374,618,618

7. REGULATORY SETTLEMENT PROCEEDS

The Fund received $142,132 from Veras Capital Partners in settlement of administrative proceedings involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is recorded as an increase to Paid-in capital in the accompanying financial statements.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

Federated Max-Cap Index Fund (the “Fund”)

The Fund’s Board reviewed the Fund’s investment advisory contract and subadvisory contract at meetings held in May 2006 and approved a new subadvisory contract at meetings held in August 2006. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements and approve a new subadvisory contract with BlackRock Investment Management, LLC (“BlackRock” or the “Subadviser”). The Fund’s previous subadvisory contract (the “Previous Subadvisory Agreement”) with Fund Asset Management, L.P., doing business as Mercury Advisors
(“Mercury Advisors”), was automatically terminated pursuant to Section 15 of the 1940 Act in connection with a transaction on September 29, 2006 whereby Merrill Lynch & Co., Inc. and BlackRock combined Merrill Lynch Investment Managers, L.P. and certain affiliates, including Mercury Advisors, with BlackRock, Inc. to create a new asset management company. The new subadvisory agreement and the Previous Subadvisory Agreement are substantially similar.

Prior to the meetings, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Fund has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and Mercury Advisors, and to be received by the Subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser and Mercury Advisors, and to be received by the Subadviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the adviser, including the performance of the Fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund, the Federated organization, Mercury Advisors and the Subadviser that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meetings at which the Board’s formal review of the advisory contracts occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s, Mercury Advisors’ and the Subadviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fees and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, Mercury Advisors and their affiliates and to be provided by the Subadviser; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds, the Federated companies that service them, Mercury Advisors and the Subadviser (including communications from regulatory agencies), as well as Federated’s, Mercury Advisors’ and the Subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board also considered information regarding the results of the Adviser’s evaluation of Mercury Advisors’ performance, commitment to client service and investment capabilities and its assurance that the current portfolio managers of the Fund would continue to manage the Fund as employees of BlackRock. The Board also considered the Adviser’s recommendation to approve the new subadvisory agreement with BlackRock. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser, Mercury Advisors and the Subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser’s, Mercury Advisors’ and the Subadviser’s investment management services were such as to warrant continuation of the advisory contract and approval of the new subadvisory contract as it is expected that the existing portfolio managers will continue to managed the Fund as employees of BlackRock. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund’s performance for the one year period was above the median of the relevant peer group, and the Fund’s performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contract, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about Mercury Advisors and the Subadviser, as well as reports that discussed any indirect benefit Mercury Advisors or the Subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The Board received similar revenue and cost information about the Fund from Mercury Advisors. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for the Adviser and Mercury Advisors and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that the Adviser’s and Mercury Advisors’ profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contracts reflects its determination that the Adviser’s and Mercury Advisors’ performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements and that the expected performance of the new Subadviser, as a result of the existing portfolio managers continuing to manage the Fund as employees of BlackRock, provided a satisfactory basis to support the decision to approve the new subadvisory contract.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form
N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

2052905 (6/07)

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$23.49	$22.19	$19.84	$18.22	$14.11	$15.26
Income From Investment Operations:
Net investment income	0.20	0.30	0.22	0.13	0.10	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	2.45	2.48	3.09	1.75	4.12	(0.90)

TOTAL FROM INVESTMENT OPERATIONS	2.65	2.78	3.31	1.88	4.22	(0.80)

Less Distributions:
Distributions from net investment income	(0.19)	(0.32)	(0.19)	(0.12)	(0.11)	(0.10)
Distributions from net realized gain on investments and futures contracts	(1.06)	(1.16)	(0.77)	(0.14)	--	(0.25)

TOTAL DISTRIBUTIONS	(1.25)	(1.48)	(0.96)	(0.26)	(0.11)	(0.35)

Net Asset Value, End of Period	$24.89	$23.49	$22.19	$19.84	$18.22	$14.11

Total Return[1]	11.77%	12.91%	17.09%	10.38%	30.04%	(5.47)%

Ratios to Average Net Assets:

Net expenses	0.49%[2]	0.49%	0.49%	0.49%	0.49%	0.50%

Net investment income	1.74%[2]	1.33%	1.06%	0.69%	0.69%	0.66%

Expense waiver/reimbursement[3]	0.18%[2]	0.21%	0.20%	0.27%	0.26%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,301,907	$1,202,627	$889,064	$708,296	$564,618	$364,656

Portfolio turnover	6%	13%	14%	16%	11%	40%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual	$1,000	$1,117.70	$2.57

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2007, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	14.3%

Industrials	13.9%

Information Technology	13.9%

Consumer Discretionary	13.2%

Health Care	9.6%

Energy	7.4%

Utilities	6.9%

Materials	5.4%

Consumer Staples	2.2%

Telecommunication Services	0.6%

Securities Lending Collateral[2]	5.4%

Cash Equivalents[3]	12.3%

Other Assets and Liabilities--Net[4]	(5.1)%

TOTAL5	100.0%

1 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the S&P MidCap 400 Index is effectively 100.1%.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value

		COMMON STOCKS--87.4%[1]
		Consumer Discretionary--13.2%
48,310	[2]	99 Cents Only Stores	$690,833
102,750		Advance Auto Parts, Inc.	4,233,300
49,200	[2]	Aeropostale, Inc.	2,024,580
190,893		American Eagle Outfitters, Inc.	5,625,617
58,270		American Greetings Corp., Class A	1,482,971
70,900	[2]	AnnTaylor Stores Corp.	2,728,232
72,766		Applebee’s International, Inc.	1,977,780
62,888		ArvinMeritor, Inc.	1,298,637
12,400		Bandag, Inc.	625,456
49,250		Barnes & Noble, Inc.	1,946,852
39,100	[3]	Beazer Homes USA, Inc.	1,305,158
90,332		Belo (A.H.) Corp., Series A	1,740,698
27,100		Blyth Industries, Inc.	707,310
32,000		Bob Evans Farms, Inc.	1,174,400
63,502		Borders Group, Inc.	1,340,527
52,788		BorgWarner, Inc.	4,112,713
40,927		Boyd Gaming Corp.	1,862,178
117,816		Brinker International, Inc.	3,664,078
26,868		CBRL Group, Inc.	1,197,775
63,300		Callaway Golf Co.	1,136,868
199,026	[2]	CarMax, Inc.	4,959,728
93,494	[2]	Career Education Corp.	2,761,813
38,200		Catalina Marketing Corp.	1,210,940
121,800	[2]	Charming Shoppes, Inc.	1,522,500
78,273	[2]	Cheesecake Factory, Inc.	2,160,335
166,276	[2]	Chicos Fas, Inc.	4,383,035
93,988		Claire’s Stores, Inc.	3,061,189
58,700	[2]	Coldwater Creek, Inc.	1,215,090
78,476	[2]	Corinthian Colleges, Inc.	1,085,323
55,744		DeVRY, Inc.	1,838,995
35,910	[2]	Dick’s Sporting Goods, Inc.	2,014,192
100,182	[2]	Dollar Tree Stores, Inc.	3,939,156
31,369		Entercom Communication Corp.	870,176
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
145,200		Foot Locker, Inc.	$3,454,308
50,444	[3]	Furniture Brands International, Inc.	811,140
141,400	[2]	GameStop Corp.	4,690,238
140,900		Gentex Corp.	2,508,020
94,500	[2]	Hanesbrands, Inc.	2,512,755
52,188		Harte-Hanks	1,362,107
33,388	[2,3]	Hovnanian Enterprises, Inc., Class A	800,978
33,044	[2]	ITT Educational Services, Inc.	3,212,207
33,731		International Speedway Corp., Class A	1,666,311
47,207	[2]	Laureate Education, Inc.	2,787,573
75,068	[2]	Lear Corp.	2,756,497
40,156		Lee Enterprises, Inc.	1,051,284
32,300		M.D.C. Holdings, Inc.	1,655,698
21,050		Media General, Inc., Class A	773,377
30,000		Modine Manufacturing Co.	693,900
49,488	[2,3]	Mohawk Industries, Inc.	4,461,838
4,680	[2]	NVR, Inc.	3,856,320
58,770	[2,3]	NetFlix, Inc.	1,302,931
104,600	[2,3]	O’Reilly Automotive, Inc.	3,723,760
68,000		OSI Restaurant Partners, Inc.	2,707,080
70,700	[2]	Pacific Sunwear of California	1,479,751
65,347	[2]	Payless ShoeSource, Inc.	2,084,569
129,876		PetSmart, Inc.	4,310,584
55,170		Phillips Van Heusen Corp.	3,084,003
45,850		Regis Corp. Minnesota	1,752,846
65,957	[2]	Rent-A-Center, Inc.	1,836,243
138,525		Ross Stores, Inc.	4,592,104
56,113	[3]	Ruby Tuesday, Inc.	1,501,584
43,200		Ryland Group, Inc.	1,913,760
133,399	[2]	Saks, Inc.	2,793,375
27,881	[2]	Scholastic Corp.	860,686
64,000	[2,3]	Scientific Games Holdings Corp.	2,130,560
53,638		Sothebys Holdings, Inc., Class A	2,768,794
13,950		Strayer Education, Inc.	1,734,543
33,500		Thor Industries, Inc.	1,334,305
52,000	[2]	Timberland Co., Class A	1,342,120
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
117,400	[2]	Toll Brothers, Inc.	$3,496,172
55,860		Tupperware Brands Corp.	1,570,783
105,700	[2]	Urban Outfitters, Inc.	2,722,832
43,962	[2]	Valassis Communications, Inc.	842,312
5,415		Washington Post Co., Class B	4,028,760
62,231		Westwood One, Inc.	423,793
42,390		Wiley (John) & Sons, Inc., Class A	1,587,506
106,551		Williams-Sonoma, Inc.	3,752,726

		TOTAL	172,631,468

		Consumer Staples--2.2%
74,340		Alberto-Culver Co.	1,805,719
62,063	[2]	BJ’s Wholesale Club, Inc.	2,143,035
58,655		Church and Dwight, Inc.	2,975,568
53,350	[2]	Energizer Holdings, Inc.	5,184,553
58,800	[2]	Hansen Natural Corp.	2,246,160
68,714		Hormel Foods Corp.	2,617,316
25,149		Lancaster Colony Corp.	1,062,042
60,451		PepsiAmericas, Inc.	1,459,287
34,600		Ruddick Corp.	1,039,038
90,707	[2,3]	Smithfield Foods, Inc.	2,772,913
53,024		Smucker (J.M.) Co.	2,959,800
27,313		Tootsie Roll Industries, Inc.	791,804
26,437		Universal Corp.	1,657,071

		TOTAL	28,714,306

		Energy--7.4%
135,200	[3]	Arch Coal, Inc.	4,876,664
109,012	[2]	Cameron International Corp.	7,038,905
82,620		Cimarex Energy Co.	3,255,228
110,100	[2]	Denbury Resources, Inc.	3,643,209
52,380	[2]	Encore Aquisition Co.	1,399,070
64,240	[2]	FMC Technologies, Inc.	4,553,331
51,088	[2,3]	Forest Oil Corp.	1,800,341
107,910		Frontier Oil Corp.	3,812,460
124,467	[2]	Grant Prideco, Inc.	6,415,029
94,357	[2,3]	Hanover Compressor Co.	2,040,942
102,314		Helmerich & Payne, Inc.	3,303,719
		COMMON STOCKS--continued[1]
		Energy--continued
124,700	[2]	Newfield Exploration Co.	$5,455,625
164,788		Noble Energy, Inc.	9,691,182
28,113		Overseas Shipholding Group, Inc.	1,990,400
161,788		Patterson-UTI Energy, Inc.	3,946,009
121,851		Pioneer Natural Resources, Inc.	6,116,920
71,219	[2]	Plains Exploration & Production Co.	3,346,581
58,057		Pogo Producing Co.	2,801,831
154,538	[2]	Pride International, Inc.	5,070,392
55,300	[2]	Quicksilver Resources, Inc.	2,314,858
161,000	[2]	Southwestern Energy Co.	6,762,000
83,250	[2]	Superior Energy Services, Inc.	3,024,473
58,325	[3]	Tidewater, Inc.	3,686,723

		TOTAL	96,345,892

		Financials--14.3%
92,357		AMB Property Corp.	5,625,465
67,266		American Financial Group, Inc.	2,372,472
110,806	[2,3]	Americredit Corp.	2,795,635
125,233		Associated Banc Corp.	4,055,044
84,401		Astoria Financial Corp.	2,241,691
50,063		Bank of Hawaii Corp.	2,648,333
160,525		Berkley, W. R. Corp.	5,215,457
105,676		Brown & Brown	2,721,157
51,100		Cathay Bancorp, Inc.	1,675,569
40,394		City National Corp.	2,957,649
145,682		Colonial BancGroup, Inc.	3,505,109
47,340		Commerce Group, Inc.	1,543,757
43,110		Cousins Properties, Inc.	1,447,203
55,790		Cullen Frost Bankers, Inc.	2,854,774
117,912		Eaton Vance Corp.	4,506,597
74,206		Edwards (AG), Inc.	5,376,225
62,457		Everest Re Group Ltd.	6,285,672
203,898		Fidelity National Financial, Inc., Class A	5,197,360
93,108		First American Financial Corp.	4,795,062
113,600		First Niagara Financial Group, Inc.	1,544,960
74,231		FirstMerit Corp.	1,549,943
95,607		Gallagher (Arthur J.) & Co.	2,673,172
		COMMON STOCKS--continued[1]
		Financials--continued
46,438		Greater Bay Bancorp	$1,197,636
102,362		HCC Insurance Holdings, Inc.	3,138,419
48,900		Hanover Insurance Group, Inc.	2,247,444
55,500		Highwoods Properties, Inc.	2,263,290
38,500		Horace Mann Educators Corp.	810,040
81,842		Hospitality Properties Trust	3,726,266
63,331	[3]	IndyMac Bancorp, Inc.	1,915,129
60,257		Investors Financial Services Corp.	3,728,703
98,800		Jefferies Group, Inc.	3,131,960
155,956		Leucadia National Corp.	4,700,514
83,250		Liberty Property Trust	4,028,468
68,500		Macerich Co. (The)	6,515,720
66,217		Mack-Cali Realty Corp.	3,242,646
33,700		Mercury General Corp.	1,824,855
268,168		New York Community Bancorp, Inc.	4,682,213
76,050		Nuveen Investments, Class A	4,053,465
58,600		Ohio Casualty Corp.	1,854,104
219,363		Old Republic International Corp.	4,665,851
85,275		PMI Group, Inc.	4,133,279
39,294		Potlatch Corp.	1,704,967
63,944		Protective Life Corp.	2,998,974
78,782		Radian Group, Inc.	4,578,022
82,250		Raymond James Financial, Inc.	2,523,430
69,869		Rayonier, Inc.	3,030,219
66,700		Regency Centers Corp.	5,496,080
60,301		SEI Investments Co.	3,680,170
35,588	[2]	SVB Financial Group	1,822,817
50,188		StanCorp Financial Group, Inc.	2,388,949
112,114		TCF Financial Corp.	3,036,047
132,327		UDR, Inc.	3,975,103
41,731		Unitrin, Inc.	1,967,617
76,175		Waddell & Reed Financial, Inc., Class A	1,844,959
77,831		Washington Federal, Inc.	1,845,373
47,900		Webster Financial Corp. Waterbury	2,129,155
75,200		Weingarten Realty Investors	3,599,072
		COMMON STOCKS--continued[1]
		Financials--continued
28,900		WestAmerica Bancorp.	$1,353,387
62,719		Wilmington Trust Corp.	2,537,611

		TOTAL	185,960,260

		Health Care--9.6%
58,415	[2]	Advanced Medical Optics, Inc.	2,361,718
66,300	[2]	Affymetrix, Inc.	1,741,701
43,425	[2]	Apria Healthcare Group, Inc.	1,378,309
61,025		Beckman Coulter, Inc.	3,832,980
62,390	[2,3]	Cephalon, Inc.	4,966,868
63,720	[2]	Cerner Corp.	3,392,453
67,169	[2]	Charles River Laboratories International, Inc.	3,181,124
93,363	[2]	Community Health Systems, Inc.	3,435,758
59,019	[2]	Covance, Inc.	3,570,649
106,100	[2]	Cytyc Corp.	3,737,903
150,526		Dentsply International, Inc.	5,029,074
58,213	[2]	Edwards Lifesciences Corp.	2,852,437
47,700	[2]	Gen-Probe, Inc.	2,437,947
236,610	[2,3]	Health Management Association, Class A	2,529,361
105,904	[2]	Health Net, Inc.	5,725,170
81,688	[2]	Henry Schein, Inc.	4,258,395
56,325		Hillenbrand Industries, Inc.	3,444,274
35,100	[2]	Intuitive Surgical, Inc.	4,551,066
46,680	[2]	Invitrogen Corp.	3,056,140
56,450	[2]	LifePoint Hospitals, Inc.	2,060,990
87,054	[2]	Lincare Holdings, Inc.	3,433,410
28,900	[2,3]	Martek Biosciences Corp.	623,951
54,300		Medicis Pharmaceutical Corp., Class A	1,650,720
293,852	[2]	Millennium Pharmaceuticals, Inc.	3,255,880
115,694		Omnicare, Inc.	3,837,570
110,632	[2]	PDL BioPharma, Inc.	2,794,564
35,462	[2]	Par Pharmaceutical Cos., Inc.	954,992
73,288		Perrigo Co.	1,392,472
95,700		Pharmaceutical Product Development, Inc.	3,451,899
52,900	[2]	Psychiatric Solutions, Inc.	1,855,203
73,100	[2]	ResMed, Inc.	3,089,206
		COMMON STOCKS--continued[1]
		Health Care--continued
104,157	[2]	Sepracor, Inc.	$5,591,148
59,700		Steris Corp.	1,525,932
35,500	[2]	Techne Corp.	2,093,435
81,157	[2]	Triad Hospitals, Inc.	4,312,683
56,469		Universal Health Services, Inc., Class B	3,428,798
76,800	[2]	VCA Antech, Inc.	3,028,224
90,200		Valeant Pharmaceuticals International	1,625,404
30,169	[2]	Varian, Inc.	1,748,595
31,860	[2]	Ventana Medical Systems	1,548,077
110,787	[2]	Vertex Pharmaceuticals, Inc.	3,405,592
32,400	[2]	Wellcare Health Plans, Inc.	2,611,116

		TOTAL	124,803,188

		Industrials--13.9%
89,157	[2]	AGCO Corp.	3,720,522
96,768		AMETEK, Inc.	3,510,743
80,200	[2,3]	AirTran Holdings, Inc.	883,002
39,300	[2]	Alaska Air Group, Inc.	1,163,280
39,550		Alexander and Baldwin, Inc.	2,113,947
34,600	[2]	Alliant Techsystems, Inc.	3,222,298
92,030	[2]	Avis Budget Group, Inc.	2,588,804
46,950		Brinks Co. (The)	2,981,325
55,888		Carlisle Cos., Inc.	2,301,468
81,016	[2]	ChoicePoint, Inc.	3,076,177
47,200		Con-way, Inc.	2,578,536
65,682	[2]	Copart, Inc.	1,903,464
38,400		Corporate Executive Board Co.	2,443,776
46,394		Crane Co.	1,972,209
40,100		DRS Technologies, Inc.	2,017,431
47,470		Deluxe Corp.	1,796,740
65,376		Donaldson Co., Inc.	2,348,306
59,706		Dun & Bradstreet Corp.	5,391,452
205,026		Expeditors International Washington, Inc.	8,570,087
119,412	[3]	Fastenal Co.	4,910,221
44,626		Federal Signal Corp.	704,645
54,238	[2]	Flowserve Corp.	3,309,060
		COMMON STOCKS--continued[1]
		Industrials--continued
49,925		GATX Corp.	$2,446,824
62,362		Graco, Inc.	2,463,299
33,925		Granite Construction, Inc.	2,043,642
46,988		HNI Corp.	1,961,279
77,088		Harsco Corp.	3,931,488
55,324		Hubbell, Inc., Class B	2,859,698
105,676		Hunt (J.B.) Transportation Services, Inc.	2,859,593
112,302	[2]	Jacobs Engineering Group, Inc.	5,663,390
159,264	[2,3]	Jet Blue Airways Corp.	1,578,306
105,580		Joy Global, Inc.	5,345,515
163,890	[2]	KBR, Inc.	3,385,967
20,375		Kelly Services, Inc., Class A	584,763
37,362		Kennametal, Inc.	2,636,263
38,400	[2]	Korn/Ferry International	905,088
42,200		Lincoln Electric Holdings	2,689,406
53,400		MSC Industrial Direct Co.	2,602,716
84,200		Manpower, Inc.	6,757,050
63,132		Miller Herman, Inc.	2,172,372
27,500	[3]	Mine Safety Appliances Co.	1,159,125
48,400	[2]	Navigant Consulting, Inc.	928,312
33,182		Nordson Corp.	1,520,731
68,800		OshKosh Truck Corp.	3,848,672
99,326		Pentair, Inc.	3,192,338
129,200		Precision Castparts Corp.	13,451,012
109,232	[2,3]	Quanta Services, Inc.	3,002,788
168,771		Republic Services, Inc.	4,713,774
30,325		Rollins, Inc.	699,598
83,600		Roper Industries, Inc.	4,686,616
57,244		SPX Corp.	4,057,455
6,700	[2]	Sequa Corp., Class A	785,240
43,569	[2]	Stericycle, Inc.	3,796,603
52,882	[2]	Swift Transportation Co.	1,654,149
36,562		Teleflex, Inc.	2,626,248
49,986	[2]	Thomas & Betts Corp.	2,723,237
86,600		Timken Co.	2,856,068
		COMMON STOCKS--continued[1]
		Industrials--continued
73,225		Trinity Industries, Inc.	$3,397,640
65,469	[2]	United Rentals, Inc.	2,193,212
50,906		Werner Enterprises, Inc.	962,632
54,657	[2]	YRC Worldwide, Inc.	2,174,802

		TOTAL	180,824,404

		Information Technology--13.9%
375,641	[2]	3Com Corp.	1,513,833
243,554	[2]	Activision, Inc.	4,871,080
62,557		Acxiom Corp.	1,413,788
64,850		Adtran, Inc.	1,650,432
17,400	[2]	Advent Software, Inc.	583,944
64,900	[2]	Alliance Data Systems Corp.	4,131,534
170,400		Amphenol Corp., Class A	5,982,744
154,800	[2]	Andrew Corp.	1,690,416
112,919	[2]	Arrow Electronics, Inc.	4,462,559
419,404	[2]	Atmel Corp.	2,231,229
126,245	[2]	Avnet, Inc.	5,163,421
50,975	[2]	Avocent Corp.	1,427,810
108,900	[2]	Bisys Group, Inc.	1,259,973
135,360	[2]	Broadridge Financial Solutions	2,712,614
59,157		CDW Corp.	4,259,896
46,200	[2]	CSG Systems International, Inc.	1,237,236
270,477	[2]	Cadence Design Systems, Inc.	6,004,589
127,870	[2]	Ceridian Corp.	4,316,891
84,938	[2]	Checkfree Corp.	2,859,013
55,044	[2]	CommScope, Inc.	2,567,803
75,200	[2,3]	Cree, Inc.	1,534,080
162,458	[2,3]	Cypress Semiconductor Corp.	3,707,292
57,738	[2]	DST Systems, Inc.	4,506,451
65,444		Diebold, Inc.	3,119,715
35,106	[2]	Dycom Industries, Inc.	909,596
39,900	[2]	F5 Networks, Inc.	3,063,522
57,632		Fair Isaac & Co., Inc.	2,058,039
112,332	[2]	Fairchild Semiconductor International, Inc., Class A	1,977,043
57,261	[2]	Gartner Group, Inc., Class A	1,444,695
66,600		Global Payments, Inc.	2,529,468
		COMMON STOCKS--continued[1]
		Information Technology--continued
127,626		Harris Corp.	$6,553,595
72,208		Henry Jack & Associates, Inc.	1,714,940
30,969		Imation Corp.	1,143,066
126,800	[2]	Ingram Micro, Inc., Class A	2,487,816
189,877	[2]	Integrated Device Technology, Inc.	2,844,357
67,031	[2]	International Rectifier Corp.	2,364,854
137,913		Intersil Holding Corp.	4,108,428
75,294	[2]	Kemet Corp.	638,493
135,238	[2]	Lam Research Corp.	7,273,100
100,313	[2]	Lattice Semiconductor Corp.	547,709
160,400	[2]	MEMC Electronic Materials, Inc.	8,802,752
93,395	[2]	MPS Group, Inc.	1,278,578
50,306	[2]	Macrovision Corp.	1,220,927
154,782	[2,3]	McAfee, Inc.	5,028,867
73,119	[2]	Mentor Graphics Corp.	1,183,065
62,813		Micrel, Inc.	788,303
205,020		Microchip Technology, Inc.	8,270,507
79,800		Moneygram International, Inc.	2,268,714
52,200		National Instruments Corp.	1,454,292
94,300	[2,3]	Palm, Inc.	1,591,784
109,980	[2]	Parametric Technology Corp.	1,954,345
48,462		Plantronics, Inc.	1,216,881
82,731	[2]	Polycom, Inc.	2,754,942
109,000	[2,3]	Powerwave Technologies, Inc.	679,070
176,151	[2,3]	RF Micro Devices, Inc.	1,100,944
37,900	[2]	SRA International, Inc.	925,897
65,050	[2]	Semtech Corp.	938,021
55,425	[2]	Silicon Laboratories, Inc.	1,818,494
81,575	[2]	Sybase, Inc.	1,973,299
132,939	[2]	Synopsys, Inc.	3,677,093
55,100	[2]	Tech Data Corp.	1,958,254
33,900	[2]	Transaction Systems Architects, Inc., Class A	1,075,647
120,162	[2]	Triquint Semiconductor, Inc.	621,238
97,300	[2,3]	UTStarcom, Inc.	694,722
95,130	[2]	ValueClick, Inc.	2,720,718
169,709	[2]	Vishay Intertechnology, Inc.	2,825,655
		COMMON STOCKS--continued[1]
		Information Technology--continued
206,500	[2]	Western Digital Corp.	$3,650,920
77,400	[2]	Wind River Systems, Inc.	760,842
64,634	[2]	Zebra Technologies Corp., Class A	2,571,787

		TOTAL	180,673,622

		Materials--5.4%
70,944		Airgas, Inc.	3,160,555
79,162		Albemarle Corp.	3,360,427
55,413	[3]	Bowater, Inc.	1,212,991
63,200		Cabot Corp.	2,862,960
221,177		Chemtura Corp.	2,439,582
114,000		Commercial Metals Corp.	3,822,420
39,626		Cytec Industries, Inc.	2,175,467
35,581		FMC Corp.	2,737,246
38,219		Ferro Corp.	795,337
46,600		Florida Rock Industries, Inc.	3,220,992
38,100		Glatfelter (P.H.) Co.	569,595
101,700		Louisiana-Pacific Corp.	2,004,507
66,500		Lubrizol Corp.	3,986,010
200,839		Lyondell Chemical Co.	6,250,110
44,545		Martin Marietta Materials	6,495,552
20,900		Minerals Technologies, Inc.	1,329,658
63,794		Olin Corp.	1,093,429
72,251		Packaging Corp. of America	1,788,935
106,869		RPM, Inc.	2,273,104
63,600		Reliance Steel & Aluminum Co.	3,777,840
46,300	[3]	Scotts Co.	2,082,111
49,375		Sensient Technologies Corp.	1,292,638
90,923		Sonoco Products Co.	3,876,957
89,600		Steel Dynamics, Inc.	3,970,176
92,276		Valspar Corp.	2,495,143
68,881	[3]	Worthington Industries, Inc.	1,532,602

		TOTAL	70,606,344

		COMMON STOCKS--continued[1]
		Telecommunication Services--0.6%
222,590	[2]	Cincinnati Bell, Inc.	$1,128,531
63,450	[2]	NeuStar, Inc., Class A	1,824,822
96,476		Telephone and Data System, Inc.	5,341,223

		TOTAL	8,294,576

		Utilities--6.9%
75,132		AGL Resources, Inc.	3,271,247
113,813		Alliant Energy Corp.	4,985,009
121,968	[3]	Aqua America, Inc.	2,696,712
353,400	[2]	Aquila, Inc.	1,459,542
28,869		Black Hills Corp.	1,149,275
113,313		DPL, Inc.	3,552,363
81,200		Duquesne Light Holdings, Inc.	1,619,128
146,660		Energy East Corp.	3,552,105
117,000		Equitable Resources, Inc.	6,085,170
79,844		Great Plains Energy, Inc.	2,606,108
73,624		Hawaiian Electric Industries, Inc.	1,937,784
44,006		Idacorp, Inc.	1,516,007
166,514		MDU Resources Group, Inc.	5,045,374
98,076		NSTAR	3,520,928
76,663		National Fuel Gas Co.	3,603,928
141,345		Northeast Utilities Co.	4,547,069
88,057		OGE Energy Corp.	3,384,911
101,582		ONEOK, Inc.	4,917,585
69,243		PNM Resources, Inc.	2,253,860
184,357		Pepco Holdings, Inc.	5,442,219
105,357		Puget Energy, Inc.	2,720,318
107,545		SCANA Corp.	4,681,434
204,848	[2]	Sierra Pacific Resources	3,740,524
68,004		Vectren Corp.	1,976,876
45,000		WGL Holdings, Inc.	1,522,800
77,926		Westar Energy, Inc.	2,121,146
111,545	[4]	Wisconsin Energy Corp.	5,442,281

		TOTAL	89,351,703

		TOTAL COMMON STOCKS (IDENTIFIED COST $798,900,198)	1,138,205,763

Principal Amount		Value

	REPURCHASE AGREEMENTS--17.7%
$160,491,000	Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,046,331,666.	$160,491,000
34,000,000	Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2037 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,040,002,954 (purchased with proceeds from securities lending collateral).	34,000,000
35,581,000	Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	35,581,000

	TOTAL REPURCHASE AGREEMENTS (AT COST)	230,072,000

	TOTAL INVESTMENTS--105.1% (IDENTIFIED COST $1,028,972,198)[5]	1,368,277,763

	OTHER ASSETS AND LIABILITIES--NET--(5.1)%	(66,370,770)

	TOTAL NET ASSETS--100%	$1,301,906,993

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $164,662,500 at April 30, 2007, which represents 12.6% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.1%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Also represents cost for federal tax purposes.

At April 30, 2007, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

2S&P MidCap 400 Index Long Futures	375	$164,662,500	June 2007	$7,625,638

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Investments in securities	$1,138,205,763
Investments in repurchase agreements	230,072,000

Total investments in securities, at value including $65,675,747 of securities loaned (identified cost $1,028,972,198)		$1,368,277,763
Cash		5,565,038
Income receivable		535,239
Receivable for investments sold		10,846
Receivable for shares sold		1,350,002

TOTAL ASSETS		1,375,738,888

Liabilities:
Payable for shares redeemed	1,518,902
Payable for shareholder services fee (Note 5)	223,416
Payable for collateral due to broker for securities loaned	69,581,000
Payable for daily variation margin	2,437,500
Accrued expenses	71,077

TOTAL LIABILITIES		73,831,895

Net assets for 52,299,932 shares outstanding		$1,301,906,993

Net Assets Consist of:
Paid-in capital		$923,563,107
Net unrealized appreciation of investments and futures contracts		346,931,203
Accumulated net realized gain on investments and futures contracts		28,642,661
Undistributed net investment income		2,770,022

TOTAL NET ASSETS		$1,301,906,993

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,301,906,993 ÷ 52,299,932 shares outstanding, no par value, unlimited shares authorized		$24.89

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends		$9,704,178
Interest (including income on securities loaned of $110,884)		4,132,532

TOTAL INCOME		13,836,710

Expenses:
Management fee (Note 5)	$2,476,173
Custodian fees	32,827
Transfer and dividend disbursing agent fees and expenses	238,686
Directors’/Trustees’ fees	9,212
Auditing fees	9,426
Legal fees	28,640
Portfolio accounting fees	75,718
Shareholder services fee (Note 5)	1,218,715
Account administration fee	10,162
Share registration costs	12,654
Printing and postage	23,074
Insurance premiums	5,914
Miscellaneous	4,210

TOTAL EXPENSES	4,145,411

Waiver of investment adviser fee	(1,081,840)

Net expenses		3,063,571

Net investment income		10,773,139

Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments		45,786,451
Net realized gain on futures contracts		12,252,860
Net change in unrealized appreciation of investments		69,003,114
Net change in unrealized appreciation of futures contracts		702,418

Net realized and unrealized gain on investments and futures contracts		127,744,843

Change in net assets resulting from operations		$138,517,982

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,773,139	$14,617,923
Net realized gain on investments and futures contracts	58,039,311	46,881,013
Net change in unrealized appreciation/depreciation on investments and futures contracts	69,705,532	52,579,952

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	138,517,982	114,078,888

Distributions to Shareholders:
Distributions from net investment income	(9,724,119)	(14,769,271)
Distributions from net realized gain on investments and futures contracts	(53,813,499)	(46,621,162)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,537,618)	(61,390,433)

Share Transactions:
Proceeds from sale of shares	137,634,407	271,588,687
Proceeds from shares issued in connection with the tax-free transfer of assets from Mason Street Index 400 Stock Fund	--	217,939,098
Net asset value of shares issued to shareholders in payment of distributions declared	58,506,488	55,274,268
Cost of shares redeemed	(171,841,201)	(283,927,186)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,299,694	260,874,867

Change in net assets	99,280,058	313,563,322

Net Assets:
Beginning of period	1,202,626,935	889,063,613

End of period (including undistributed net investment income of $2,770,022 and $1,721,002, respectively)	$1,301,906,993	$1,202,626,935

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. This group of stocks is known as the S&P MidCap 400 Index.

On March 24, 2006, the Fund received assets from the Mason Street Index 400 Stock Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Mason Street Index 400 Stock Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Mason Street Index 400 Stock Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination

9,234,480	$217,939,098	$55,558,471		$1,012,418,107	$217,939,098	$1,230,357,205

1 Unrealized Appreciation is included in the Mason Street Index 400 Stock Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2007, the Fund had net realized gains on futures contracts of $12,252,860.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$65,675,747	$69,581,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Shares sold	5,782,157	11,837,240
Shares issued in connection with the tax-free transfer of assets from Mason Street Index 400 Stock Fund	--	9,234,480
Shares issued to shareholders in payment of distributions declared	2,553,062	2,468,422
Shares redeemed	(7,232,723)	(12,410,806)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,102,496	11,129,336

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $1,028,972,198. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $339,305,565. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $380,774,183 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,468,618.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual management fee equal to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2007, the Manager voluntarily waived $1,081,840 of its fee. Under the terms of a subadvisory contract between the Manager and BlackRock Investment Management LLC, a wholly owned subsidiary of BlackRock, Inc. (the “Subadviser”), the Subadviser receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,150 of Service Fees for the six months ended April 30, 2007.

Expense Limitation

The Manager and its affiliate (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.49% for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Manager and its affiliate have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$68,956,163

Sales	$110,789,012

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED MID-CAP INDEX FUND (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract and subadvisory contract at meetings held in May 2006 and approved a new subadvisory contract at meetings held in August 2006. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements and approve a new subadvisory contract with BlackRock Investment Management, LLC (“BlackRock” or the “Subadviser”). The Fund’s previous subadvisory contract (the “Previous Subadvisory Agreement”) with Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury Advisors”), was automatically terminated pursuant to Section 15 of the 1940 Act in connection with a transaction on September 29, 2006 whereby Merrill Lynch & Co., Inc. and BlackRock combined Merrill Lynch Investment Managers, L.P. and certain affiliates, including Mercury Advisors, with BlackRock, Inc. to create a new asset management company. The new subadvisory agreement and the Previous Subadvisory Agreement are substantially similar.

Prior to the meetings, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Fund has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and Mercury Advisors, and to be received by the Subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser and Mercury Advisors, and to be received by the Subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the adviser, including the performance of the Fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund, the Federated organization, Mercury Advisors and the Subadviser that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meetings at which the Board’s formal review of the advisory contracts occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s, Mercury Advisors’ and the Subadviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fees and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, Mercury Advisors and their affiliates and to be provided by the Subadviser; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds, the Federated companies that service them, Mercury Advisors and the Subadviser (including communications from regulatory agencies), as well as Federated’s, Mercury Advisors’ and the Subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board also considered information regarding the results of the Adviser’s evaluation of Mercury Advisors’ performance, commitment to client service and investment capabilities and its assurance that the current portfolio managers of the Fund would continue to manage the Fund as employees of BlackRock. The Board also considered the Adviser’s recommendation to approve the new subadvisory agreement with BlackRock. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser, Mercury Advisors and the Subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser’s, Mercury Advisors’ and the Subadviser’s investment management services were such as to warrant continuation of the advisory contract and approval of the new subadvisory contract as it is expected that the existing portfolio managers will continue to manage the Fund as employees of BlackRock. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund’s performance for the one year period was above the median of the relevant peer group, and the Fund’s performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contract, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about Mercury Advisors and the Subadviser, as well as reports that discussed any indirect benefit Mercury Advisors or the Subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The Board received similar revenue and cost information about the Fund from Mercury Advisors. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for the Adviser and Mercury Advisors and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that the Adviser’s and Mercury Advisors’ profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contracts reflects its determination that the Adviser’s and Mercury Advisors’ performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements and that the expected performance of the new Subadviser, as a result of the existing portfolio managers continuing to manage the Fund as employees of BlackRock, provided a satisfactory basis to support the decision to approve the new subadvisory contract.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/07)

Federated is a registered mark of Federated Investors, Inc.
2007 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$17.85	$15.58	$14.06	$12.65	$8.95	$10.25
Income From Investment Operations:
Net investment income	0.05 [1]	0.10 [1]	0.06 [1]	0.02	0.04	0.05
Net realized and unrealized gain (loss) on investments and futures contracts	0.99	2.81	1.48	1.40	3.70	(1.30)

TOTAL FROM INVESTMENT OPERATIONS	1.04	2.91	1.54	1.42	3.74	(1.25)

Less Distributions:
Distributions from net investment income	(0.11)	(0.03)	(0.02)	(0.01)	(0.04)	(0.05)
Distributions from net realized gain on investments and futures contracts	(1.98)	(0.61)	--	--	--	--

TOTAL DISTRIBUTIONS	(2.09)	(0.64)	(0.02)	(0.01)	(0.04)	(0.05)

Net Asset Value, End of Period	$16.80	$17.85	$15.58	$14.06	$12.65	$8.95

Total Return[2]	6.47%	19.24%	10.95%	11.20%[3]	41.96%	(12.31)%

Ratios to Average Net Assets:

Net expenses	0.92%[4]	0.91%	0.91%	0.91%	0.89%	0.94%

Net investment income	0.64%[4]	0.60%	0.40%	0.16%	0.41%	0.46%

Expense waiver/ reimbursement[5]	0.21%[4]	0.29%	0.25%	0.23%	0.44%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$88,226	$88,669	$79,665	$90,937	$89,785	$61,495

Portfolio turnover	1%	22%	20%	27%	48%	75%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.24% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$17.19	$15.12	$13.73	$12.47	$8.85	$10.18
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.06)[1]	(0.08)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments and futures contracts	0.95	2.71	1.45	1.34	3.65	(1.30)

TOTAL FROM INVESTMENT OPERATIONS	0.93	2.68	1.39	1.26	3.62	(1.33)

Less Distributions:
Distributions from net realized gain on investments and futures contracts	(1.98)	(0.61)	--	--	--	--

Net Asset Value, End of Period	$16.14	$17.19	$15.12	$13.73	$12.47	$8.85

Total Return[2]	6.01%	18.23%	10.12%	10.10%[3]	40.90%	(13.06)%

Ratios to Average Net Assets:

Net expenses	1.81%[4]	1.72%	1.72%	1.79%	1.77%	1.82%

Net investment income (loss)	(0.25)%[4]	(0.20)%	(0.41)%	(0.72)%	(0.47)%	(0.41)%

Expense waiver/ reimbursement[5]	0.11%[4]	0.20%	0.15%	0.10%	0.31%	0.09%

Supplemental Data:

Net assets, end of period (000 omitted)	$21,091	$19,577	$14,232	$10,473	$8,643	$5,302

Portfolio turnover	1%	22%	20%	27%	48%	75%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Manager, which had an impact of 0.16% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder service fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,064.70	$4.71

Class C Shares	$1,000	$1,060.10	$9.25

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,020.23	$4.61

Class C Shares	$1,000	$1,015.82	$9.05

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.92%

Class C Shares	1.81%

Portfolio of Investments Summary Table

At April 30, 2007, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	18.8%

Information Technology	17.1%

Consumer Discretionary	15.0%

Industrials	13.3%

Health Care	10.6%

Energy	4.7%

Materials	4.7%

Consumer Staples	3.2%

Utilities	2.6%

Telecommunication Services	1.2%

Other Securities[2]	0.0%

Securities Lending Collateral[3]	0.8%

Cash Equivalents[4]	8.5%

Other Assets and Liabilities--Net[5]	(0.5)%

Total[6]	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include preferred stock.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the Russell 2000 Index is effectively 100.5%.

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value

		COMMON STOCKS--91.2%[1]
		Consumer Discretionary--15.0%
1,879	[2]	1-800-FLOWERS.COM, Inc.	$15,201
3,300	[2]	99 Cents Only Stores	47,190
1,500	[2]	A.C. Moore Arts & Crafts, Inc.	30,795
2,500	[2]	AFC Enterprises, Inc.	47,525
2,986		Aaron Rents, Inc.	84,713
3,900	[2]	Aeropostale, Inc.	160,485
1,431	[2]	Aftermarket Technology Co.	39,539
1,400		Ambassadors Group, Inc.	46,928
200		Ambassadors International, Inc.	8,184
800	[2]	America’s Car-Mart, Inc.	10,256
3,400		American Axle & Manufacturing Holdings, Inc.	95,030
3,600		American Greetings Corp., Class A	91,620
1,900		Ameristar Casinos, Inc.	57,684
6,000		Applebee’s International, Inc.	163,080
2,500		Arbitron, Inc.	123,200
1,329		Arctic Cat, Inc.	23,656
5,200		ArvinMeritor, Inc.	107,380
900		Asbury Automotive Group, Inc.	25,893
2,400	[2]	Audible, Inc.	23,064
1,698	[2]	Audiovox Corp., Class A	24,434
400	[2]	Avatar Holdings, Inc.	30,028
900	[2]	BJ’s Restaurants, Inc.	18,531
3,900	[2]	Bally Technologies, Inc.	91,260
2,000	[2]	Bally Total Fitness Holding Corp.	1,760
896		Bandag, Inc.	45,194
6,200		Belo (A.H.) Corp., Series A	119,474
1,500		Big 5 Sporting Goods Corp.	38,400
8,800	[2]	Big Lots, Inc.	283,360
14,300		Blockbuster, Inc.	88,660
1,300	[2]	Blue Nile, Inc.	61,178
1,300	[2]	Bluegreen Corp.	14,365
1,900		Blyth Industries, Inc.	49,590
2,963		Bob Evans Farms, Inc.	108,742
800		Bon-Ton Stores, Inc.	39,736
1,500		Books-A-Million, Inc.	25,020
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
4,300		Borders Group, Inc.	$90,773
2,046	[2]	Bright Horizons Family Solutions, Inc.	79,017
1,088		Brookfield Homes Corp.	36,948
3,237		Brown Shoe Co., Inc.	87,334
936		Buckle, Inc.	33,340
700	[2]	Buffalo Wild Wings, Inc.	45,696
1,100	[2]	Build-A-Bear Workshop, Inc.	30,305
2,400		Building Materials Holding Corp.	34,848
2,500		CBRL Group, Inc.	111,450
2,650	[2]	CEC Entertainment, Inc.	110,425
4,100		CKE Restaurants, Inc.	83,271
3,300	[2]	CKX, Inc.	34,419
3,194	[2]	CSK Auto Corp.	53,531
581		CSS Industries, Inc.	23,182
2,000	[2]	Cabela’s, Inc., Class A	47,440
900	[2]	Cache, Inc.	15,534
400	[2]	California Coastal Communities, Inc.	7,392
1,800	[2]	California Pizza Kitchen, Inc.	60,138
5,800		Callaway Golf Co.	104,168
1,300		Carmike Cinemas, Inc.	32,474
4,000	[2]	Carter’s, Inc.	104,800
2,900	[2]	Casual Male Retail Group, Inc.	33,379
3,400		Catalina Marketing Corp.	107,780
2,337		Cato Corp., Class A	50,503
300	[2]	Cavco Industries, Inc.	11,268
800	[2]	Century Casinos, Inc.	6,704
5,898	[2]	Champion Enterprises, Inc.	60,631
1,400	[2]	Charlotte Russe Holdings, Inc.	38,262
9,171	[2]	Charming Shoppes, Inc.	114,637
34,000	[2]	Charter Communications, Inc., Class A	102,680
600		Cherokee, Inc.	27,552
1,821	[2]	Children’s Place Retail Stores, Inc.	96,276
1,800	[2]	Chipotle Mexican Grill, Inc., Class B	107,856
2,925		Christopher & Banks Corp.	50,632
585		Churchill Downs, Inc.	27,314
2,600		Citadel Broadcasting Corp.	23,868
400	[2]	Citi Trends, Inc.	15,852
1,100		Coinmach Service Corp., Class A	11,638
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,025	[2]	Coinstar, Inc.	$62,957
800		Columbia Sportswear Co.	50,080
300	[2]	Conn’s, Inc.	7,785
5,200		Cooper Tire & Rubber Co.	100,516
500	[2]	Core-Mark Holding Co., Inc.	17,630
6,600	[2]	Corinthian Colleges, Inc.	91,278
1,500	[2]	Cosi, Inc.	7,785
2,050	[2]	Cost Plus, Inc.	19,987
750		Courier Corp.	29,850
2,700	[2]	Cox Radio, Inc., Class A	38,124
500	[2]	Crocs, Inc.	27,940
1,171	[2]	Crown Media Holdings, Inc., Class A	6,698
4,318	[2]	Cumulus Media, Inc., Class A	40,546
1,400	[2]	DSW, Inc., Class A	54,264
300	[2]	DXP Enterprises, Inc.	14,550
4,300		DeVRY, Inc.	141,857
300		Deb Shops, Inc.	8,256
1,000	[2]	Deckers Outdoor Corp.	75,730
1,605	[2]	Delia’s, Inc.	13,819
8,500	[2]	Denny’s Corp.	39,865
200	[2]	Directed Electronics, Inc.	2,004
2,450	[2]	Domino’s Pizza, Inc.	79,012
1,448		Dover Downs Gaming & Entertainment, Inc.	18,838
1,369		Dover Motorsports, Inc.	7,680
3,668	[2]	Dress Barn, Inc.	73,030
1,200	[2]	Drew Industries, Inc.	34,524
4,200	[2]	Drugstore.com, Inc.	11,214
900	[2]	Educate, Inc.	6,876
2,500	[2]	Emmis Communications Corp., Class A	24,975
2,400		Entercom Communication Corp.	66,576
5,000	[2]	Entravision Communications Corp.	49,050
2,400		Ethan Allen Interiors, Inc.	84,720
100	[2]	F.A.O., Inc.	0
1,000		FTD Group, Inc.	17,850
3,000		Finish Line, Inc., Class A	39,570
500	[2]	Fisher Communications, Inc.	24,260
4,674	[2]	Fleetwood Enterprises, Inc.	38,934
3,600	[2]	Fossil, Inc.	101,412
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,003		Freds, Inc.	$43,363
1,049	[2]	Fuel Systems Solutions, Inc.	17,728
3,500		Furniture Brands International, Inc.	56,280
2,400	[2]	GSI Commerce, Inc.	53,040
900	[2]	Gaiam, Inc.	13,689
1,170		GateHouse Media, Inc.	23,856
2,978	[2]	Gaylord Entertainment Co.	163,194
18,000	[2]	Gemstar-TV Guide International, Inc.	79,920
1,854	[2]	Genesco, Inc.	93,961
800	[2]	Gentek, Inc.	26,208
4,400		Gray Television, Inc.	46,948
1,900	[2]	Great Wolf Resorts, Inc.	24,111
1,945		Group 1 Automotive, Inc.	79,745
2,690		Guess ?, Inc.	105,986
2,097	[2]	Guitar Center, Inc.	97,091
2,600	[2]	Gymboree Corp.	99,268
4,000	[2]	Harris Interactive, Inc.	24,080
1,400	[2]	Hartmarx Corp.	9,212
1,448		Haverty Furniture Cos., Inc.	18,476
2,937	[2]	Hibbett Sports Inc.	85,614
3,500	[2,3]	Home Solutions of America, Inc.	16,590
500		Hooker Furniture Corp.	11,015
3,466	[2]	Hot Topic, Inc.	39,131
3,700	[2]	Hovnanian Enterprises, Inc., Class A	88,763
1,395		IHOP Corp.	82,193
4,260	[2]	INVESTools, Inc.	58,064
2,300	[2]	Iconix Brand Group, Inc.	46,299
2,200		Interactive Data Corp.	62,986
1,123	[2]	Isle of Capri Casinos, Inc.	27,446
1,750	[2]	J. Crew Group, Inc.	70,857
2,243	[2]	JAKKS Pacific, Inc.	53,899
2,637	[2]	Jack in the Box, Inc.	175,677
2,600		Jackson Hewitt Tax Service, Inc.	71,708
1,840	[2]	Jo-Ann Stores, Inc.	55,108
1,577	[2]	Jos A. Bank Clothiers, Inc.	60,935
2,400		Journal Communications, Inc., Class A	32,376
2,919		Journal Register Co.	17,135
1,900		K-Swiss, Inc., Class A	54,872
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,100	[2]	K2, Inc.	$46,779
2,239		Kellwood Co.	63,095
669		Kenneth Cole Productions, Inc., Class A	16,932
1,200	[2]	Keystone Automotive Industries, Inc.	39,912
1,796		Kimball International, Inc., Class B	32,328
4,300	[2]	Krispy Kreme Doughnuts, Inc.	41,839
2,900	[2]	LKQ Corp.	65,482
3,900		La-Z Boy Chair Co.	45,591
1,200	[2]	Lakes Gaming, Inc.	14,856
1,163		Landry’s Seafood Restaurants, Inc.	34,541
3,200	[2]	Leapfrog Enterprises, Inc.	35,072
5,310	[2]	Lear Corp.	194,983
3,000		Lee Enterprises, Inc.	78,540
1,325		Levitt Corp.	11,249
2,050	[2]	Life Time Fitness, Inc.	105,370
600		Lifetime Brands, Inc.	13,092
2,700	[2]	Lin TV Corp., Class A	43,092
1,200		Lithia Motors, Inc., Class A	32,340
4,400	[2]	Live Nation, Inc.	89,276
1,558	[2]	Lodgenet Entertainment	53,097
1,500	[2]	Lodgian, Inc.	20,730
1,600	[2]	Luby’s, Inc.	16,016
900		M/I Schottenstein Homes, Inc.	26,757
2,300	[2]	MTR Gaming Group, Inc.	36,777
3,000	[2]	Magna Entertainment Corp., Class A	8,940
1,100	[2]	Maidenform Brands, Inc.	22,429
1,517		Marcus Corp.	32,964
900		Marine Products Corp.	7,929
1,000	[2]	MarineMax, Inc.	19,830
1,996	[2]	Martha Stewart Living Omnimedia	37,944
3,200	[2]	Marvel Entertainment, Inc.	94,496
2,392		Matthews International Corp., Class A	100,847
500	[2]	McCormick & Schmick’s Seafood Restaurants, Inc.	13,385
1,400		Media General, Inc., Class A	51,436
4,200	[2]	Mediacom Communications Corp.	36,246
3,300		Mens Wearhouse, Inc.	142,791
1,500	[2]	Meritage Corp.	52,215
1,489	[2]	Midas, Inc.	32,535
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,521		Modine Manufacturing Co.	$58,311
1,979		Monaco Coach Corp.	30,338
500	[2]	Monarch Casino & Resort, Inc.	13,335
800		Monro Muffler Brake, Inc.	28,000
1,700	[2]	Morgans Hotel Group Co.	37,655
800	[2]	Morningstar, Inc.	41,656
200	[2]	Mortons Restaurant Group, Inc.	3,366
1,700		Movado Group, Inc.	55,964
2,500	[2]	Multimedia Games, Inc.	28,000
2,940	[2]	National CineMedia, Inc.	77,293
436		National Presto Industries, Inc.	25,763
3,200	[2,3]	NetFlix, Inc.	70,944
1,100	[2]	New York & Co.	15,367
800		Noble International Ltd.	13,032
2,321	[2]	O’ Charleys, Inc.	48,996
1,900		Oakley, Inc.	45,847
200		Orleans Homebuilders, Inc.	1,700
400	[2]	Outdoor Channel Holdings, Inc.	4,120
1,100	[2]	Overstock.com, Inc.	19,745
1,100		Oxford Industries, Inc.	51,062
2,210	[2]	P. F. Chang’s China Bistro, Inc.	84,532
5,400	[2]	Pacific Sunwear of California	113,022
943	[2]	Palm Harbor Homes, Inc.	14,004
1,806	[2]	Papa Johns International, Inc.	55,462
4,800	[2]	Payless ShoeSource, Inc.	153,120
1,200	[2]	Peet’s Coffee & Tea, Inc.	31,128
4,256		Pep Boys-Manny Moe & Jack	79,374
1,350	[2]	Perry Ellis International, Inc.	44,820
1,800	[2]	PetMed Express, Inc.	19,854
4,295		Phillips Van Heusen Corp.	240,090
6,100	[2]	Pier 1 Imports, Inc.	46,055
4,331	[2]	Pinnacle Entertainment, Inc.	121,614
2,240	[2]	Playboy Enterprises, Inc., Class B	21,930
2,900		Polaris Industries, Inc., Class A	146,537
931		Pre-Paid Legal Services, Inc.	53,114
1,950	[2]	Priceline.com, Inc.	108,498
12,100	[2]	Primedia, Inc.	30,250
700	[2]	Private Media Group, Inc.	1,568
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,200	[2]	Progressive Gaming International Corp.	$13,952
3,200	[2]	Quantum Fuel Systems Technologies Worldwide, Inc.	4,160
8,400	[2]	Quiksilver, Inc.	111,720
1,400	[2]	RC2 Corp.	55,804
1,800	[2]	RCN Corp.	48,636
5,600	[2]	Radio One, Inc.	39,536
2,695	[2]	Rare Hospitality International, Inc.	78,478
1,000	[2]	Raser Technologies, Inc.	5,750
1,200	[2]	Red Robin Gourmet Burgers	47,520
3,400		Regis Corp. Minnesota	129,982
4,800	[2]	Rent-A-Center, Inc.	133,632
2,900	[2]	Restoration Hardware, Inc.	18,212
1,100	[2]	Retail Ventures, Inc.	22,418
500	[2]	Riviera Holdings Corp.	14,965
4,400		Ruby Tuesday, Inc.	117,744
1,070		Russ Berrie & Co., Inc.	16,082
1,300	[2]	Ruth’s Chris Steak House, Inc.	25,805
733	[2]	Salem Communications Corp.	8,444
776		Sauer-Danfoss, Inc.	23,140
2,500	[2]	Scholastic Corp.	77,175
1,000		Sealy Corp.	17,050
4,200	[2,3]	Select Comfort Corp.	77,868
600	[2]	Shoe Carnival, Inc.	18,864
2,750	[2]	Shuffle Master, Inc.	46,832
4,131		Sinclair Broadcast Group, Inc.	67,459
6,000	[2]	Six Flags, Inc.	35,760
1,136	[2]	Skechers USA, Inc., Class A	35,670
525		Skyline Corp.	17,246
1,500	[2]	Smith & Wesson Holding Corp.	20,580
1,900		Sonic Automotive, Inc.	54,321
4,590	[2]	Sonic Corp.	103,000
4,241		Sothebys Holdings, Inc., Class A	218,920
3,200	[2]	Source Information Management Co.	20,704
3,724	[2]	Spanish Broadcasting System, Inc.	12,699
1,136		Speedway Motorsports, Inc.	44,077
3,225		Stage Stores, Inc.	71,111
1,608	[2]	Stamps.com, Inc.	22,689
1,300		Stanley Furniture Co., Inc.	28,132
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,961		Stein Mart, Inc.	$31,964
500	[2]	Steinway Musical Instruments	15,800
1,705	[2]	Steven Madden Ltd.	50,724
8,060		Stewart Enterprises, Inc., Class A	60,611
1,200		Strayer Education, Inc.	149,208
3,019		Stride Rite Corp.	42,568
6,700	[2]	Sun-Times Media Group, Inc.	40,870
2,091		Superior Industries International, Inc.	47,779
200	[2]	Systemax, Inc.	3,406
1,600		Talbots, Inc.	37,600
687		Tarragon Corp.	6,877
962		Technical Olympic USA, Inc.	4,204
3,300		Tempur-Pedic International, Inc.	85,701
3,400	[2]	Tenneco Automotive, Inc.	101,830
3,200	[2]	Texas Roadhouse, Inc.	46,784
2,463		The Nautilus Group, Inc.	34,014
1,969	[2]	The Steak ’n Shake Co.	31,839
6,431	[2]	TiVo, Inc.	41,223
3,400	[2]	Timberland Co., Class A	87,754
3,942		Triarc Cos., Inc., Class B	64,136
1,300	[2]	True Religion Apparel, Inc.	19,370
1,900	[2]	Trump Entertainment Resorts, Inc.	30,837
2,708		Tuesday Morning Corp.	37,804
4,596		Tupperware Brands Corp.	129,240
2,626	[2]	Tween Brands, Inc.	102,834
1,700	[2]	Under Armour, Inc., Class A	85,850
700		Unifirst Corp.	29,456
1,008	[2]	Universal Electronics, Inc.	28,526
1,600	[2]	Universal Technical Institute, Inc.	40,112
2,143	[2]	Vail Resorts, Inc.	122,194
3,700	[2]	Valassis Communications, Inc.	70,892
74		Value Line, Inc.	3,491
2,267	[2]	Valuevision International, Inc., Class A	25,640
728	[2]	Vertrue, Inc.	34,449
9,500	[2]	Visteon Corp.	86,640
700	[2]	Volcom, Inc.	29,407
2,800	[2]	WCI Communities, Inc.	61,152
1,756	[2]	WMS Industries, Inc.	69,994
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,800	[2]	Warnaco Group, Inc.	$107,464
1,200	[2]	West Marine, Inc.	17,640
4,400		Westwood One, Inc.	29,964
4,000	[2]	Wet Seal, Inc., Class A	23,920
100		Weyco Group, Inc.	2,438
2,524		Winnebago Industries, Inc.	80,919
4,490		Wolverine World Wide, Inc.	128,324
2,097		World Wrestling Entertainment, Inc.	35,670
500		Xerium Technologies, Inc.	4,090
3,600	[2]	Zale Corp.	100,476
800	[2]	Zumiez Inc.	31,568
1,400		bebe stores, Inc.	24,500
600	[2]	iRobot Corp.	9,510

		TOTAL	16,413,937

		Consumer Staples--3.2%
300		Alico, Inc.	17,553
7,000	[2]	Alliance One International, Inc.	68,670
2,400	[2]	American Oriental Bioengineering, Inc.	23,880
100		Arden Group, Inc., Class A	13,479
100	[2]	Aurora Foods, Inc.	0
3,754		Casey’s General Stores, Inc.	94,413
2,575	[2]	Central European Distribution Corp.	76,606
5,080	[2]	Central Garden & Pet Co., Class A	72,746
1,500	[2]	Chattem, Inc.	85,710
2,700		Chiquita Brands International	40,041
342		Coca-Cola Bottling Co.	18,885
4,800	[2]	Darling International, Inc.	36,816
2,904		Delta & Pine Land Co.	119,761
800		Diamond Foods, Inc.	12,856
1,900	[2]	Elizabeth Arden, Inc.	42,769
510		Farmer Brothers Co.	10,939
3,874		Flowers Foods, Inc.	120,830
1,447	[2]	Great Atlantic & Pacific Tea Co., Inc.	46,579
200	[2]	Green Mountain Coffee, Inc.	12,224
2,266	[2]	Hain Celestial Group, Inc.	68,048
600		Imperial Sugar Co.	17,856
1,390		Ingles Markets, Inc., Class A	49,984
500		Inter Parfums, Inc.	11,510
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
1,000		J&J Snack Foods Corp.	$38,970
2,200	[2]	Jones Soda Co.	54,098
1,800		Lancaster Colony Corp.	76,014
2,595		Lance, Inc.	57,427
2,153		Longs Drug Stores Corp.	117,855
800	[2]	M & F Worldwide Corp.	51,160
900		MGP Ingredients, Inc.	17,919
1,200		Mannatech, Inc.	18,552
300	[2]	Maui Land & Pineapple Co., Inc.	10,158
1,200	[2]	Medifast, Inc.	8,760
4,100	[2]	NBTY, Inc.	202,581
1,300		Nash Finch Co.	50,661
600	[2]	National Beverage Corp.	9,336
4,307		Nu Skin Enterprises, Inc., Class A	74,640
1,400	[2]	Parlux Fragrances, Inc.	6,384
4,600	[2]	Pathmark Stores, Inc.	58,052
2,900	[2]	Performance Food Group Co.	90,625
2,700		Pilgrim’s Pride Corp.	98,577
3,325	[2]	Playtex Products, Inc.	50,606
800		Premium Standard Farms, Inc.	17,344
2,200	[2]	Prestige Brands Holdings, Inc.	28,622
2,167	[2]	Ralcorp Holdings, Inc.	142,610
900		Reddy Ice Group, Inc.	26,361
19,637	[2]	Revlon, Inc., Class A	25,332
2,664		Ruddick Corp.	80,000
1,500		Sanderson Farms, Inc.	59,295
33		Seaboard Corp.	82,269
1,069	[2]	Smart & Final, Inc.	23,261
1,600		Spartan Stores, Inc.	41,216
2,300	[2]	Spectrum Brands, Inc.	16,008
1,000		The Anderson’s, Inc.	46,450
1,000	[2]	The Boston Beer Co., Inc., Class A	32,210
1,800	[2]	The Pantry, Inc.	80,982
2,420		Tootsie Roll Industries, Inc.	70,156
2,748		Topps Co.	27,233
2,000	[2]	TreeHouse Foods, Inc.	60,280
900	[2]	USANA, Inc.	35,856
3,172	[2]	United Natural Foods, Inc.	98,935
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
1,888		Universal Corp.	$118,340
3,257	[3]	Vector Group Ltd.	59,440
1,549		WD 40 Co.	53,564
900		Weis Markets, Inc.	38,736
2,428	[2]	Wild Oats Markets, Inc.	43,777

		TOTAL	3,462,807

		Energy--4.7%
1,500	[2]	ATP Oil & Gas Corp.	65,190
600	[2]	Allis-Chalmers Corp.	11,610
900		Alon USA Energy, Inc.	33,660
3,500	[2]	Alpha Natural Resources, Inc.	60,795
600	[2]	Arena Resources, Inc.	28,170
1,279		Atlas America, Inc.	76,344
1,984	[2]	Atwood Oceanics, Inc.	124,794
3,900	[2]	Aurora Oil & Gas Corp.	10,257
2,440	[2]	Aventine Renewable Energy Holdings, Inc.	46,872
600	[2]	Basic Energy Services, Inc.	15,510
2,594		Berry Petroleum Co., Class A	88,352
1,800	[2]	Bill Barrett Corp.	66,420
700	[2]	Bois d’Arc Energy, Inc.	10,479
4,200	[2]	Brigham Exploration Co.	25,452
1,709	[2]	Bristow Group, Inc.	64,258
700	[2]	Bronco Drilling Co., Inc.	12,656
1,100	[2]	Callon Petroleum Corp.	15,180
1,702		Carbo Ceramics, Inc.	73,952
1,800	[2]	Carrizo Oil & Gas, Inc.	66,330
500	[2]	Clayton Williams Energy, Inc.	13,430
1,500	[2]	Complete Production Services, Inc.	36,105
2,946	[2]	Comstock Resources, Inc.	83,519
1,800		Crosstex Energy, Inc.	54,090
800	[2]	Dawson Geophysical Co.	41,120
200		Delek US Holdings, Inc.	3,814
4,300	[2]	Delta Petroleum Corp.	93,267
1,762	[2]	Dril-Quip, Inc.	88,981
500	[2]	ENGlobal Corp.	3,220
3,000	[2]	EXCO Resources, Inc.	50,370
1,600	[2]	Edge Petroleum Corp.	21,968
3,600	[2]	Encore Acquisition Co.	96,156
		COMMON STOCKS--continued[1]
		Energy--continued
3,050	[2]	Energy Partners Ltd.	$50,965
5,300	[2,3]	Evergreen Energy, Inc.	31,959
800	[2]	GMX Resources, Inc.	26,800
5,100	[2]	Gasco Energy, Inc.	9,180
1,200	[2]	GeoGlobal Resources, Inc.	6,840
1,200	[2]	Giant Industries, Inc.	89,964
1,200	[2]	Goodrich Petroleum Corp.	42,156
14,398	[2]	Grey Wolf, Inc.	103,090
1,039		Gulf Island Fabrication, Inc.	31,201
1,200	[2]	Gulfmark Offshore, Inc.	57,480
300	[2]	Gulfport Energy Corp.	4,431
7,100	[2]	Hanover Compressor Co.	153,573
2,900	[2]	Harvest Natural Resources, Inc.	29,145
1,200	[2]	Hercules Offshore, Inc.	37,716
1,540	[2]	Hornbeck Offshore Services, Inc.	48,710
1,400	[2]	Hydril Co.	135,548
5,264	[2]	Input/Output, Inc.	73,643
7,600	[2]	International Coal Group, Inc.	42,484
1,000	[2,3]	James River Coal Co.	9,060
2,468	[2]	Lone Star Technologies, Inc.	163,900
1,100		Lufkin Industries, Inc.	68,442
4,900	[2]	Mariner Energy, Inc.	110,495
100		MarkWest Hydrocarbon, Inc.	5,984
1,500	[2]	Matrix Services Co.	36,600
2,200	[2]	McMoRan Exploration Co.	28,358
6,786	[2]	Meridian Resource Corp.	17,711
1,500	[2]	Metretek Technologies, Inc.	18,525
1,300	[2]	NATCO Group, Inc., Class A	49,660
2,006		NGP Capital Resources Co.	31,374
6,583	[2]	Newpark Resources, Inc.	54,112
3,400	[2]	Oil States International, Inc.	115,362
800	[2]	PHI, Inc.	21,352
1,800	[2]	Pacific Ethanol, Inc.	26,640
2,900	[2]	Parallel Petroleum Corp.	67,019
8,037	[2]	Parker Drilling Co.	87,282
1,422		Penn Virginia Corp.	113,831
3,400	[2]	PetroQuest Energy, Inc.	38,828
10,795	[2]	Petrohawk Energy Corp.	155,988
		COMMON STOCKS--continued[1]
		Energy--continued
1,400	[2]	Petroleum Development Corp.	$72,800
3,500	[2]	Pioneer Drilling Co.	47,985
1,400	[2]	Quest Resource Corp.	13,440
2,566		RPC, Inc.	42,313
9,100	[2]	Rentech, Inc.	21,840
3,400	[2]	Rosetta Resources, Inc.	73,134
2,031	[2]	Stone Energy Corp.	60,179
1,900	[2]	SulphCo, Inc.	9,139
500	[2]	Superior Well Services, Inc.	12,650
2,223	[2]	Swift Energy Co.	90,365
3,000	[2]	Syntroleum Corp.	9,390
100	[2]	T-3 Energy Services, Inc.	2,550
2,700	[2]	The Exploration Co. of Delaware	27,999
2,320	[2]	The Houston Exploration Co.	128,458
1,000	[2]	Toreador Resources Corp.	16,020
4,200	[2]	Transmeridian Exploration, Inc.	11,466
1,200	[2]	Trico Marine Services, Inc.	46,452
6,483	[2]	USEC, Inc.	130,762
500	[2]	Union Drilling, Inc.	7,720
2,067	[2]	Universal Compression Holdings, Inc.	137,600
5,000	[2]	VAALCO Energy, Inc.	27,000
1,480	[2]	VeraSun Energy Corp.	29,496
2,300	[2]	W-H Energy Services, Inc.	124,453
3,500	[2]	Warren Resources, Inc.	46,235
1,400		Western Refining, Inc.	55,468
200	[2]	Westmoreland Coal Co.	4,712
2,590	[2]	Whiting Petroleum Corp.	114,012
2,200		World Fuel Services Corp.	101,662

		TOTAL	5,143,029

		Financials--18.8%
943		1st Source Corp.	23,330
2,200		21st Century Insurance Group	45,782
1,100		ASTA Funding, Inc.	48,103
2,400		Acadia Realty Trust	64,512
1,758	[2]	Accredited Home Lenders Holding Co.	20,533
5,000		Advance America Cash Advance, Inc.	85,700
1,500		Advanta Corp., Class B	68,730
1,050		Affirmative Insurance Holdings, Inc.	17,041
		COMMON STOCKS--continued[1]
		Financials--continued
2,484	[2]	Affordable Residential Communities	$29,137
900		Agree Realty Corp.	30,510
996		Alabama National Bancorp	62,370
119	[2]	Alexander’s, Inc.	45,696
2,240		Alexandria Real Estate Equities, Inc.	237,104
2,362		Alfa Corp.	42,374
1,780		Amcore Financial, Inc.	50,926
1,700		American Campus Communities, Inc.	52,054
3,400		American Equity Investment Life Holding Co.	46,410
8,700		American Financial Realty Trust	92,220
3,302		American Home Mortgage Investment Corp.	81,824
1,050	[2]	American Physicians Capital, Inc.	41,517
1,160		AmericanWest Bancorp.	23,362
980		Ameris Bancorp	22,481
1,805		Anchor Bancorp Wisconsin, Inc.	48,591
4,200		Anthracite Capital, Inc.	48,720
3,700		Anworth Mortgage Asset Corp.	35,520
7,135		Apollo Investment Corp.	156,756
1,300		Arbor Realty Trust, Inc.	40,027
3,705		Ares Capital Corp.	66,542
2,269	[2]	Argonaut Group, Inc.	76,261
723		Arrow Financial Corp.	16,051
7,540		Ashford Hospitality Trust	90,480
900	[2]	Asset Acceptance Capital Corp.	16,578
1,850	[2]	BFC Financial Corp., Class A	6,641
873		Baldwin & Lyons, Inc., Class B	21,502
478		BancFirst Corp.	20,463
300		BancTrust Financial Group, Inc.	6,009
730	[2]	Bancorp, Inc., DE	17,615
1,237		Bank Granite Corp.	19,953
4,535		Bank Mutual Corp.	53,468
900		Bank of the Ozarks, Inc.	26,523
3,500		BankAtlantic Bancorp, Inc., Class A	33,740
1,800		BankFinancial Corp.	28,620
2,600		BankUnited Financial Corp., Class A	56,290
800		Banner Corp.	29,856
600		Berkshire Hills Bancorp, Inc.	19,344
5,190		BioMed Realty Trust, Inc.	149,005
		COMMON STOCKS--continued[1]
		Financials--continued
2,600		Boston Private Financial Holdings	$72,306
1,000		Bristol West Holdings, Inc.	22,160
4,550		Brookline Bancorp, Inc.	54,236
1,172	[2]	CNA Surety Corp.	24,190
4,914		CVB Financial Corp.	58,329
1,166		Cadence Financial Corp.	22,154
1,700		Calamos Asset Management, Inc.	39,882
600		Camden National Corp.	23,766
921		Capital City Bank Group, Inc.	27,455
700		Capital Corp. of the West	16,632
3,300		Capital Lease Funding, Inc.	36,861
200		Capital Southwest Corp.	30,960
700		Capital Trust, Inc.	33,159
800		Capitol Bancorp Ltd.	24,120
1,400		Cardinal Financial Corp.	13,398
1,656		Cascade Bancorp	35,505
2,357		Cash America International, Inc.	101,728
3,558		Cathay Bancorp, Inc.	116,667
1,600		Cedar Shopping Centers, Inc.	25,552
4,000	[2]	Centennial Bank Holdings, Inc.	35,040
900		Center Financial Corp.	14,724
200		CenterState Banks of Florida	3,506
3,860		Centerline Holding Co.	69,171
2,291		Central Pacific Financial Corp.	78,719
1,876		Chemical Financial Corp.	50,145
3,062		Chittenden Corp.	88,982
5,949		Citizens Banking Corp.	119,039
300		Citizens First Bancorp, Inc.	6,318
882		City Bank Lynwood, WA	27,527
1,500		City Holding Co.	56,955
200	[2]	Clayton Holdings, Inc.	3,518
600		Clifton Savings Bancorp, Inc.	6,990
1,025		CoBiz, Inc.	18,798
1,228		Coastal Financial Corp.	19,722
600		Cohen & Steers, Inc.	30,786
400		Columbia Bancorp	8,248
1,421		Columbia Banking Systems, Inc.	43,127
3,700		Commerce Group, Inc.	120,657
		COMMON STOCKS--continued[1]
		Financials--continued
500	[2]	Community Bancorp	$15,355
2,200		Community Bank System, Inc.	45,100
1,801		Community Banks, Inc.	42,558
1,034		Community Trust Bancorp, Inc.	34,391
1,100		Compass Diversified Trust	17,391
1,467	[2]	CompuCredit Corp.	53,047
400		Consolidated Tomoka Co.	30,020
2,200		Corporate Office Properties Trust	103,642
3,224		Corus Bankshares, Inc.	54,195
2,800		Cousins Properties, Inc.	93,996
1,862		Crawford & Co., Class B	11,935
493	[2]	Credit Acceptance Corp.	13,232
5,300		Crescent Real Estate Equities, Inc.	108,703
12,020		DCT Industrial Trust, Inc.	134,985
900	[2]	Darwin Professional Underwriters, Inc.	23,364
3,100		Deerfield Triarc Capital Corp.	50,189
3,262		Delphi Financial Group, Inc., Class A	139,287
4,730		DiamondRock Hospitality Co.	86,512
1,560		Digital Realty Trust, Inc.	63,102
2,457		Dime Community Bancorp, Inc.	32,703
1,000	[2]	Dollar Financial Corp.	29,140
710		Donegal Group, Inc., Class A	10,771
6,200	[2]	Doral Financial Corp.	8,680
1,400		Downey Financial Corp.	93,730
400		EMC Insurance Group, Inc.	10,040
1,687		EastGroup Properties, Inc.	84,536
2,600		Education Realty Trust, Inc.	37,024
4,080	[2]	Employers Holdings, Inc.	80,906
300		Enterprise Financial Services Corp.	7,296
1,932		Entertainment Properties Trust	116,731
4,691		Equity Inns, Inc.	80,216
1,551		Equity Lifestyle Properties, Inc.	84,173
2,668		Equity One, Inc.	74,517
3,300		Extra Space Storage, Inc.	61,743
3,000	[2]	Ezcorp, Inc., Class A	45,450
1,028		FBL Financial Group, Inc., Class A	39,825
4,000		FNB Corp. (PA)	67,120
500		FNB Corp. (VA)	16,565
		COMMON STOCKS--continued[1]
		Financials--continued
800	[2]	FPIC Insurance Group, Inc.	$36,848
504		Farmers Capital Bank Corp.	14,440
800		Federal Agricultural Mortgage Association, Class C	21,904
3,992		FelCor Lodging Trust, Inc.	101,916
4,500		Fieldstone Investment Corp.	16,785
2,043		Financial Federal Corp.	53,690
1,000	[2]	First Acceptance Corp.	10,120
5,300		First BanCorp	66,462
850		First Bancorp, Inc.	17,705
1,046		First Busey Corp.	21,035
2,100	[2]	First Cash Financial Services, Inc.	48,258
2,286		First Charter Corp.	50,155
5,225		First Commmonwealth Financial Corp.	58,154
2,041		First Community Bancorp	111,969
768		First Community Bancshares, Inc.	25,244
2,441		First Financial Bancorp	36,371
1,344		First Financial Bankshares, Inc.	52,013
1,088		First Financial Corp.	31,030
1,072		First Financial Holdings, Inc.	36,309
1,288		First Indiana Corp.	25,013
3,300		First Industrial Realty Trust	144,507
1,415		First Merchants Corp.	30,522
3,900		First Midwest Bancorp, Inc.	140,166
8,343		First Niagara Financial Group, Inc.	113,465
1,000		First Place Financial Corp.	20,010
1,500		First Potomac Realty Trust	38,715
600	[2]	First Regional Bancorp	15,000
1,850		First Republic Bank	100,085
250		First South Bancorp, Inc.	6,802
1,700		First State Bancorporation	35,547
1,438	[2]	FirstFed Financial Corp.	88,408
5,500		FirstMerit Corp.	114,840
2,450		Flagstar Bancorp, Inc.	28,910
1,225		Flushing Financial Corp.	19,049
2,200	[2]	Franklin Bank Corp.	34,320
3,200		Franklin Street Properties Corp.	57,760
3,840	[2]	Freedom Aquisition Holdings, Inc.	36,250
4,700	[3]	Fremont General Corp.	35,485
		COMMON STOCKS--continued[1]
		Financials--continued
10,100		Friedman, Billings, Ramsey Group, Inc., Class A	$56,055
2,916		Frontier Financial Corp.	72,463
522		GAMCO Investors, Inc., Class A	23,814
550		GB&T Bancshares, Inc.	9,097
1,000	[2]	GFI Group, Inc.	69,250
2,940		GMH Communities Trust	29,518
1,300		Getty Realty Holding Corp.	37,258
3,196		Glacier Bancorp, Inc.	68,650
900		Gladstone Capital Corp.	21,420
1,000		Gladstone Investment Corp.	14,330
2,765		Glimcher Realty Trust	74,683
900		Gramercy Capital Corp.	29,151
663		Great American Financial Resources, Inc.	16,237
800		Great Southern Bancorp, Inc.	21,904
4,100		Greater Bay Bancorp	105,739
600		Greene County Bancshares, Inc.	20,172
1,400		Greenhill & Co., Inc.	88,550
2,006		Hancock Holding Co.	78,475
2,980		Hanmi Financial Corp.	48,902
1,054		Harleysville Group, Inc.	32,189
2,199		Harleysville National Corp.	37,119
2,100	[2]	Harris & Harris Group, Inc.	28,098
3,200		Healthcare Realty Trust, Inc.	108,992
850		Heartland Financial USA, Inc.	21,768
900		Heritage Commerce Corp.	19,674
3,100		Hersha Hospitality Trust	36,828
3,900		Highland Hospitality Corp.	74,295
4,100		Highwoods Properties, Inc.	167,198
2,496		Hilb Rogal & Hamilton Co.	108,451
2,715		Home Properties of New York, Inc.	151,225
3,850		Homebanc Corp.	10,780
3,293		Horace Mann Educators Corp.	69,285
875		Horizon Financial Corp.	18,384
400	[2]	Housevalues, Inc.	1,944
5,900		IMPAC Mortgage Holdings, Inc.	32,745
400		ITLA Capital Corp.	20,364
899		Iberiabank Corp.	47,189
32		Imperial Credit Industries, Inc., Warrants	0
		COMMON STOCKS--continued[1]
		Financials--continued
340		Independence Holdings Co.	$7,259
1,100		Independent Bank Corp.--Massachusetts	32,670
2,006		Independent Bank Corp.--Michigan	33,099
1,500		Infinity Property & Casualty	69,765
4,700		Inland Real Estate Corp.	85,493
3,201		Innkeepers USA Trust	56,242
1,262		Integra Bank Corp.	28,673
3,100		International Bancshares Corp.	89,125
2,600		International Securities Exchange Holdings, Inc.	173,394
600	[2]	Intervest Bancshares Corp.	15,276
3,900	[2]	Investors Bancorp, Inc.	55,770
3,500		Investors Real Estate Trust	36,925
1,407		Irwin Financial Corp.	22,554
400		James River Group, Inc.	12,412
1,300		Jer Investors Trust, Inc.	22,893
5,500		KKR Financial Corp.	146,905
2,100		KNBT Bancorp, Inc.	31,521
255		Kansas City Life Insurance Co.	11,490
1,600		Kearny Financial Corp.	22,640
1,630		Kite Realty Group Trust	32,600
8,200	[2]	Knight Capital Group, Inc., Class A	132,840
1,500		LTC Properties, Inc.	37,605
2,920		LaSalle Hotel Properties	135,576
3,900	[2]	Labranche & Co. Inc.	31,746
1,291		Lakeland Bancorp, Inc.	16,835
900		Lakeland Financial Corp.	19,485
1,239		LandAmerica Financial Group, Inc.	99,554
5,410		Lexington Realty Trust	113,015
3,800		Luminent Mortgage Capital, Inc.	31,388
2,521		MAF Bancorp, Inc.	101,218
1,700		MB Financial, Inc.	57,103
1,138		MBT Financial Corp.	13,884
3,900		MCG Capital Corp.	68,718
6,400		MFA Mortgage Investments, Inc.	46,720
800		MVC Capital, Inc.	14,056
1,085		Macatawa Bank Corp.	17,544
3,100		Maguire Properties, Inc.	111,693
1,165		MainSource Financial Group, Inc.	18,815
		COMMON STOCKS--continued[1]
		Financials--continued
2,200	[2]	MarketAxess Holdings, Inc.	$36,036
500	[2]	Marlin Business Services, Inc.	11,705
2,800	[2]	Meadowbrook Insurance Group, Inc.	31,108
600		Medallion Financial Corp.	7,146
2,900		Medical PPTYS Trust, Inc.	41,296
867		Mercantile Bancorporation, Inc.	23,382
3,110	[2]	Meruelo Maddux Properties, Inc.	25,222
150		MetroCorp Bancshares, Inc.	3,014
1,581		Mid-American Apartment Communities, Inc.	85,295
1,840		Mid-State Bancshares	68,006
788		Midland Co.	34,585
900		Midwest Banc Holdings, Inc.	15,183
8,400	[2]	Move, Inc.	38,976
200		NASB Financial, Inc.	6,548
2,523		NBT Bancorp, Inc.	55,380
1,600		Nara Bancorp, Inc.	26,416
2,700		National Financial Partners Corp.	124,389
1,721		National Health Investors, Inc.	58,376
900		National Interstate Corp.	21,564
3,389		National Penn Bancshares, Inc.	62,832
3,986		National Retail Properties, Inc.	95,465
191	[2]	National Western Life Insurance Co., Class A	51,131
5,501		Nationwide Health Properties, Inc.	176,362
700	[2]	Navigators Group, Inc.	35,763
4,117		NetBank, Inc.	7,987
8,100		Newalliance Bancshares, Inc.	126,441
3,300		Newcastle Investment Corp.	96,393
3,000		Northstar Realty Finance Corp.	44,400
1,300		Northwest Bancorp, Inc.	35,438
2,400		Northwestern Corp.	84,336
2,400	[3]	Novastar Financial, Inc.	17,664
100		Nymagic, Inc.	4,095
608		OceanFirst Financial Corp.	10,342
2,505	[2]	Ocwen Financial Corp.	35,721
600		Odyssey Re Holdings Corp.	25,140
4,819		Ohio Casualty Corp.	152,473
5,210		Old National Bancorp	93,155
1,298		Old Second Bancorp, Inc.	37,979
		COMMON STOCKS--continued[1]
		Financials--continued
839		Omega Financial Corp.	$23,534
4,300		Omega Healthcare Investors	72,240
1,500		optionsXpress Holdings, Inc.	37,020
1,591		Oriental Financial Group	18,408
1,776		PFF Bancorp, Inc.	49,977
666	[2]	PICO Holdings, Inc.	29,750
2,919	[2]	PMA Capital Corp.	27,351
1,229		PS Business Parks, Inc.	84,678
3,489		Pacific Capital Bancorp	93,959
865		Park National Corp.	76,786
1,240		Parkway Properties, Inc.	65,720
3,221		Partners Trust Financial Group, Inc.	35,689
2,596		Pennsylvania Real Estate Investment Trust	120,610
900	[2]	Penson Worldwide, Inc.	24,138
845		Peoples Bancorp, Inc.	21,167
7,700		Phoenix Cos., Inc.	114,730
1,000	[2]	Pinnacle Financial Partners, Inc.	29,270
1,544	[2]	Piper Jaffray Cos., Inc.	98,523
1,300		Placer Sierra Bancshares	36,049
1,300	[2]	Portfolio Recovery Associates, Inc.	72,345
3,200		Post Properties, Inc.	149,984
2,807		Potlatch Corp.	121,796
750		Preferred Bank Los Angeles, CA	27,450
620		PremierWest Bancorp	8,060
1,553		Presidential Life Corp.	29,523
1,300		PrivateBancorp, Inc.	42,679
2,280	[2]	ProAssurance Corp.	122,755
2,800		Prosperity Bancshares, Inc.	97,132
2,467		Provident Bankshares Corp.	79,043
5,030		Provident Financial Services, Inc.	86,214
2,872		Provident New York Bancorp	39,088
4,830		RAIT Investment Trust	135,964
1,610		RLI Corp.	89,661
1,600		Ramco-Gershenson Properties	59,200
6,500		Realty Income Corp.	181,350
1,600		Redwood Trust, Inc.	80,336
1,200		Renasant Corp.	27,924
752		Republic Bancorp, Inc.	13,750
		COMMON STOCKS--continued[1]
		Financials--continued
2,800		Republic Property Trust	$31,556
1,100		Resource America, Inc., Class A	24,321
1,200	[2]	Rewards Network, Inc.	4,752
700		Rockville Financial, Inc.	10,248
375		Royal Bancshares of Pennsylvania	7,710
1,871		S & T Bancorp, Inc.	60,920
950		S.Y. Bancorp, Inc.	22,382
721		SCBT Financial Corp.	26,569
400	[2]	SCPIE Holdings, Inc.	8,732
2,800	[2]	SVB Financial Group	143,416
1,863		SWS Group, Inc.	48,419
1,300		Safety Insurance Group, Inc.	52,078
1,000		Sanders Morris Harris Group, Inc.	11,670
1,119		Sandy Spring Bancorp, Inc.	36,099
313		Santander BanCorp	5,534
929		Saul Centers, Inc.	48,234
1,700	[2]	Seabright Insurance Holdings, Inc.	31,569
920		Seacoast Banking Corp. of Florida	21,059
600		Security Bank Corp.	11,862
4,392		Selective Insurance Group, Inc.	114,543
4,543		Senior Housing Properties Trust	103,717
300		Shore Bancshares, Inc.	7,353
100		Sierra Bancorp	2,784
1,900	[2]	Signature Bank	59,774
1,100		Simmons 1st National Corp., Class A	28,963
220		Smithtown Bancorp, Inc.	4,998
754		Southside Bancshares, Inc.	16,776
1,400		Southwest Bancorp, Inc.	34,300
1,355		Sovran Self Storage, Inc.	74,877
5,500		Spirit Finance Corp.	79,145
600	[2]	Star Maritime Acquisition Corp.	6,504
1,047		State Auto Financial Corp.	31,462
1,885		Sterling Bancorp	32,629
5,811		Sterling Bancshares, Inc.	66,420
2,087		Sterling Financial Corp.	34,749
2,861		Sterling Financial Corp. WA	84,342
1,477		Stewart Information Services Corp.	59,405
666	[2]	Stifel Financial Corp.	29,910
		COMMON STOCKS--continued[1]
		Financials--continued
5,850		Strategic Hotels & Resorts, Inc.	$126,652
900		Suffolk Bancorp	28,314
1,081	[2]	Sun Bancorp, Inc.	20,388
1,666		Sun Communities, Inc.	49,580
4,000		Sunstone Hotel Investors, Inc.	114,080
500		Superior Bancorp	5,185
3,430		Susquehanna Bankshares, Inc.	76,420
2,290		Tanger Factory Outlet Centers, Inc.	92,837
200		Taylor Capital Group, Inc.	5,948
800		Technology Investment Capital Corp.	13,528
608	[2]	Tejon Ranch Co.	30,291
1,700	[2]	Texas Capital Bancshares, Inc.	34,527
900	[2]	Thomas Weisel Partners Group, Inc.	17,784
1,500		TierOne Corp.	36,435
724		Tompkins County TrustCo., Inc.	28,019
1,500		Tower Group, Inc.	46,035
1,800	[2]	Tradestation Group, Inc.	21,924
900		TriCo Bancshares	19,287
767	[2]	Triad Guaranty, Inc.	33,909
5,531		Trustco Bank Corp.	50,719
3,600		Trustmark Corp.	95,796
3,950		U-Store-It Trust	72,719
2,900	[2]	U.S.I. Holdings Corp.	49,126
7,500		UCBH Holdings, Inc.	134,700
2,200		UMB Financial Corp.	86,064
864		USB Holdings Co., Inc.	17,479
4,372		Umpqua Holdings Corp.	109,038
1,050		Union Bankshares Corp.	24,633
3,000		United Bankshares, Inc.	100,500
2,150		United Community Banks, Inc.	63,554
1,992		United Community Financial Corp.	20,557
1,500		United Fire & Casualty Co.	55,125
500	[2]	United PanAm Financial Corp.	7,085
100		United Security Bancshares	1,816
2,200	[2]	Universal American Financial Corp.	40,832
1,000		Universal Health Realty Trust, Inc.	35,220
900		Univest Corp.	20,484
1,600		Urstadt Biddle Properties, Class A	29,024
		COMMON STOCKS--continued[1]
		Financials--continued
1,288	[2]	Virginia Commerce Bancorp, Inc.	$24,152
750		Virginia Financial Group, Inc.	16,537
8,100		W Holding Co., Inc.	39,204
600		WSFS Financial Corp.	38,706
6,000		Waddell & Reed Financial, Inc., Class A	145,320
3,102		Washington Real Estate Investment Trust	117,442
1,000		Washington Trust Bancorp	25,690
200	[2]	Wauwatosa Holdings, Inc.	3,502
1,835		Wesbanco, Inc.	53,821
1,333		West Bancorp., Inc.	20,661
1,100		West Coast Bancorp	34,177
2,500		WestAmerica Bancorp.	117,075
700	[2]	Western Alliance Bancorp	22,568
328		Westfield Financial, Inc.	3,313
630		Willow Grove Bancorp, Inc.	7,232
1,200		Wilshire Bancorp, Inc.	16,512
1,900	[2]	Winston Hotels, Inc.	28,158
600		Winthrop Realty Trust	3,978
1,999		Wintrust Financial Corp.	85,917
1,600	[2]	World Acceptance Corp.	68,688
800		Yardville National Bancorp	27,608
2,468		Zenith National Insurance Corp.	114,145

		TOTAL	20,561,830

		Health Care--10.6%
2,600	[2]	ADVENTRX Pharmaceuticals, Inc.	7,046
1,993	[2]	AMN Healthcare Services, Inc.	48,530
3,099	[2]	AVANIR Pharmaceuticals, Class A	11,063
5,100	[2]	AVI BioPharma, Inc.	13,617
1,700	[2]	Abaxis, Inc.	38,811
1,200	[2]	Abiomed, Inc.	15,384
2,400	[2]	Acacia Research--Technologies	35,808
1,200	[2]	Acadia Pharmaceuticals, Inc.	16,392
2,400	[2]	Adams Respiratory Therapeutics, Inc.	90,024
3,600	[2]	Adolor Corp.	12,888
800	[2]	Advanced Magnetics, Inc.	52,640
4,800	[2]	Affymetrix, Inc.	126,096
1,000	[2]	Air Methods Corp.	27,510
2,200	[2]	Akorn, Inc.	15,928
		COMMON STOCKS--continued[1]
		Health Care--continued
2,394	[2]	Albany Molecular Research, Inc.	$23,006
2,503	[2]	Alexion Pharmaceuticals, Inc.	104,776
4,200	[2]	Align Technology, Inc.	95,172
6,500	[2]	Alkermes, Inc.	106,795
1,000	[2]	Alliance Imaging, Inc.	9,000
3,021	[2]	Allscripts Healthcare Solutions, Inc.	79,905
2,000	[2]	Alnylam Pharmaceuticals, Inc.	37,540
3,045	[2]	Alpharma, Inc., Class A	73,993
200	[2]	Altus Pharmaceuticals, Inc.	2,962
1,866	[2]	Amedisys, Inc.	58,499
5,700	[2]	American Medical Systems Holdings, Inc.	101,061
3,600	[2]	Amerigroup Corp.	101,268
2,500	[2]	Amsurg Corp.	57,375
1,400	[2]	Anadys Pharmaceuticals, Inc.	5,698
1,195		Analogic Corp.	73,253
700	[2]	AngioDynamics, Inc.	11,648
5,700	[2]	Applera Corp.	79,800
3,400	[2]	Apria Healthcare Group, Inc.	107,916
3,000	[2]	Arena Pharmaceuticals, Inc.	39,090
4,602	[2]	Ariad Pharmaceuticals, Inc.	21,215
2,200	[2]	Array BioPharma, Inc.	30,690
1,474		Arrow International, Inc.	46,932
2,062	[2]	Arthrocare Corp.	85,078
1,200	[2]	Aspect Medical Systems, Inc.	18,432
3,300	[2]	AtheroGenics, Inc.	11,055
1,000	[2]	Auxilium Pharmaceutical, Inc.	14,860
1,300	[2]	Bentley Pharmaceuticals, Inc.	12,415
1,400	[2]	Bio Rad Laboratories, Inc., Class A	99,078
1,100	[2]	Bio-Reference Laboratories, Inc.	29,667
2,100	[2]	BioCryst Pharmaceuticals, Inc.	17,850
6,794	[2]	BioMarin Pharmaceutical, Inc.	109,791
3,700	[2]	Bioenvision, Inc.	12,321
1,403	[2]	Biosite, Inc.	129,777
1,500	[2]	Bradley Pharmaceuticals, Inc.	29,445
1,652	[2]	Bruker BioSciences Corp.	19,015
2,102	[2]	CONMED Corp.	63,733
3,657	[2]	CV Therapeutics, Inc.	30,829
1,965		Cambrex Corp.	47,671
		COMMON STOCKS--continued[1]
		Health Care--continued
1,800	[2]	Candela Corp.	$20,808
800	[2]	Capital Senior Living Corp.	9,288
400	[2]	Caraco Pharmaceutical Laboratories, Ltd.	5,712
3,790	[2]	Cell Genesys, Inc.	16,562
3,400	[2]	Centene Corp.	70,754
4,000	[2]	Cepheid, Inc.	45,360
1,400	[2]	Cerus Corp.	10,416
1,926		Chemed Corp.	96,878
900	[2]	Coley Pharmaceutical Group, Inc.	8,946
1,300	[2]	Combinatorx, Inc.	7,943
900		Computer Programs & Systems, Inc.	28,665
1,300	[2]	Conceptus, Inc.	26,884
771	[2]	Corvel Corp.	20,963
2,700	[2]	Cross Country Healthcare, Inc.	53,163
4,238	[2]	Cubist Pharmaceuticals, Inc.	90,905
1,698	[2]	Cyberonics, Inc.	37,118
3,200	[2]	Cypress Biosciences, Inc.	29,152
1,100	[2]	Cytokinetics, Inc.	7,271
1,500	[2]	DJ Orthopedics, Inc.	58,590
959		Datascope Corp.	35,531
4,300	[2]	Decode Genetics, Inc.	16,082
6,600	[2,3]	Dendreon Corp.	99,198
2,783	[2]	Dendrite International, Inc.	44,250
3,600	[2]	DepoMed, Inc.	12,384
1,600	[2]	Dexcom, Inc.	12,752
1,196	[2]	Digene Corp.	54,837
1,601	[2]	Dionex Corp.	110,469
1,925	[2,3]	Diversa Corp.	13,995
4,000	[2]	Durect Corp.	17,880
2,994	[2]	Eclipsys Corp.	56,108
1,900	[2]	Emageon, Inc.	21,869
2,300	[2]	Emisphere Technologies, Inc.	7,498
5,084	[2]	Encysive Pharmaceuticals, Inc.	16,930
2,008	[2]	Enzo Biochem, Inc.	33,754
4,000	[2]	Enzon, Inc.	33,920
800	[2]	Ev3, Inc.	14,280
5,855	[2]	Exelixis, Inc.	62,883
1,800	[2]	Five Star Quality Care, Inc.	19,818
		COMMON STOCKS--continued[1]
		Health Care--continued
61,000		Five Star Quality Care, Inc., Rights	$0
1,300	[2]	Foxhollow Technologies, Inc.	28,977
300	[2]	GTX, Inc.	5,853
1,450	[2]	Genesis Healthcare Corp.	92,800
1,800	[2]	Genitope Corp.	6,696
400	[2]	Genomic Health, Inc.	6,604
12,800	[2]	Genta, Inc.	4,351
2,000	[2]	Gentiva Health Services, Inc.	37,440
4,840	[2]	Geron Corp.	34,412
1,600	[2]	Greatbatch Technologies, Inc.	46,448
1,964	[2]	Haemonetics Corp.	93,958
1,600	[2]	Hana Biosciences, Inc.	2,928
1,800	[2]	HealthExtras, Inc.	55,710
2,500	[2]	HealthTronics Surgical Services, Inc.	11,625
1,000	[2]	Healthspring, Inc.	23,520
2,600	[2]	Healthways, Inc.	110,292
700	[2]	Hi-Tech Pharmacal Co., Inc.	9,268
4,060	[2]	Hologic, Inc.	233,653
1,500	[2]	Horizon Health Corp.	29,055
10,300	[2]	Human Genome Sciences, Inc.	110,931
2,600	[2]	Hythiam, Inc.	18,070
1,600	[2]	I-Flow Corp.	24,768
1,100	[2]	ICU Medical, Inc.	45,925
1,700	[2]	IRIS International, Inc.	23,052
1,200	[2]	Idenix Pharmaceuticals, Inc.	8,256
3,512	[2]	Illumina, Inc.	114,597
5,052	[2]	Immucor, Inc.	164,847
6,500	[2]	Incyte Genomics, Inc.	50,115
4,500	[2]	Indevus Pharmaceuticals, Inc.	32,445
1,600	[2]	Integra Lifesciences Corp.	72,912
2,348	[2]	InterMune, Inc.	67,881
2,263		Invacare Corp.	42,182
1,800	[2]	Inverness Medical Innovations, Inc.	72,090
5,878	[2]	Isis Pharmaceuticals, Inc.	60,132
2,750	[2]	KV Pharmaceutical Co., Class A	71,528
1,000	[2]	Kendle International, Inc.	34,080
700	[2]	Kensey Nash Corp.	18,004
2,800	[2]	Keryx Biopharmaceuticals, Inc.	28,560
		COMMON STOCKS--continued[1]
		Health Care--continued
1,780	[2]	Kindred Healthcare, Inc.	$62,158
3,100	[2]	Kyphon, Inc.	144,491
1,650		LCA Vision, Inc.	69,251
500	[2]	LHC Group, Inc.	12,800
700		Landauer, Inc.	32,830
4,750	[2]	Lexicon Pharmaceuticals, Inc.	16,673
2,700	[2]	LifeCell Corp.	79,380
2,039	[2]	Luminex Corp.	28,240
6,100	[2]	MGI PHARMA, Inc.	134,322
200	[2]	MWI Veterinary Supply, Inc.	7,432
3,000	[2]	Magellan Health Services, Inc.	128,700
1,500	[2]	Mannkind Corp.	21,810
2,500	[2]	Martek Biosciences Corp.	53,975
1,800	[2]	Matria Healthcare, Inc.	52,164
1,807	[2]	Maxygen, Inc.	19,389
900	[2]	MedCath Corp.	26,748
9,000	[2]	Medarex, Inc.	123,210
600	[2]	Medical Action Industries, Inc.	13,668
3,800	[2]	Medicines Co.	86,564
4,300		Medicis Pharmaceutical Corp., Class A	130,720
3,076		Mentor Corp.	119,687
1,900	[2]	Merge Technologies, Inc.	9,519
1,249		Meridian Bioscience, Inc.	37,133
2,554	[2]	Merit Medical Systems, Inc.	29,448
900	[2]	Metabasis Therapeutics, Inc.	6,894
900	[2]	Molina Healthcare, Inc.	27,198
1,200	[2]	Momenta Pharmaceuticals, Inc.	18,864
8,700	[2]	Monogram Biosciences, Inc.	16,269
2,700	[2]	Myriad Genetics, Inc.	98,685
4,439	[2]	NPS Pharmaceuticals, Inc.	17,667
4,403	[2]	Nabi Biopharmaceuticals	22,896
1,900	[2]	Nastech Pharmaceutical Co.	25,061
500		National Healthcare Corp.	25,655
1,800	[2]	Natus Medical, Inc.	32,004
7,000	[2]	Nektar Therapeutics	86,590
3,300	[2]	Neurocrine Biosciences, Inc.	42,009
1,100	[2]	Neurometrix, Inc.	11,132
100	[2]	Nighthawk Radiology Holdings, Inc.	1,941
		COMMON STOCKS--continued[1]
		Health Care--continued
2,500	[2]	Northfield Laboratories, Inc.	$12,025
200	[2]	Northstar Neuroscience, Inc.	2,724
5,600	[2]	Novavax, Inc.	16,576
1,801	[2]	Noven Pharmaceuticals, Inc.	42,161
2,800	[2]	NuVasive, Inc.	72,156
3,766	[2]	Nuvelo, Inc.	14,123
1,500	[2]	NxStage Medical, Inc.	19,890
4,400	[2]	OSI Pharmaceuticals, Inc.	152,680
2,975	[2]	Odyssey Healthcare, Inc.	39,687
1,600	[2]	Omnicell, Inc.	36,704
3,400	[2]	Onyx Pharmaceuticals, Inc.	90,984
2,537		Option Care, Inc.	34,655
3,400	[2]	OraSure Technologies, Inc.	25,330
3,126		Owens & Minor, Inc.	110,504
900	[2]	PRA International	20,448
5,161	[2]	PSS World Medical, Inc.	103,736
2,500	[2]	Pain Therapeutics, Inc.	19,425
1,400	[2]	Palomar Medical Technologies, Inc.	57,316
2,800	[2]	Panacos Pharmaceuticals, Inc.	13,328
2,300	[2]	Par Pharmaceutical Cos., Inc.	61,939
2,305	[2]	Parexel International Corp.	90,540
1,900	[2]	Penwest Pharmaceuticals Co.	22,762
16,000	[2,3]	Peregrine Pharmaceuticals, Inc.	16,000
6,074		Perrigo Co.	115,406
1,700	[2]	PharmaNet Development Group, Inc.	46,393
2,100	[2]	Pharmion Corp.	63,609
2,500	[2]	Phase Forward, Inc.	39,700
1,718		PolyMedica Industries, Inc.	69,476
2,600	[2]	Pozen, Inc.	37,882
1,400	[2]	Progenics Pharmaceuticals, Inc.	33,880
1,200	[2]	Providence Service Corp.	28,776
4,200	[2]	Psychiatric Solutions, Inc.	147,294
1,700	[2]	Quidel Corp.	23,766
700	[2]	Radiation Therapy Services, Inc.	20,587
3,012	[2]	Regeneron Pharmaceuticals, Inc.	81,926
1,399	[2]	RehabCare Group, Inc.	22,916
1,600	[2]	Renovis, Inc.	6,224
1,200	[2]	Res-Care, Inc.	21,480
		COMMON STOCKS--continued[1]
		Health Care--continued
2,356	[2]	Rigel Pharmaceuticals, Inc.	$24,974
3,850	[2]	Salix Pharmaceuticals Ltd.	50,127
2,800	[2]	Sangamo BioSciences, Inc.	20,804
2,600	[2]	Santarus, Inc.	19,864
4,048	[2]	Savient Pharmaceuticals, Inc.	46,552
2,400	[2]	Sciele Pharma, Inc.	59,328
1,800	[2]	Senomyx, Inc.	24,246
1,100	[2]	Sirona Dental Systems, Inc.	36,311
700	[2]	Somaxon Pharmaceuticals, Inc.	12,782
1,387	[2]	SonoSight, Inc.	40,195
1,700	[2]	Spectranetics Corp.	17,629
1,200	[2]	Stereotaxis, Inc.	12,492
5,200		Steris Corp.	132,912
1,200	[2]	Sun Healthcare Group, Inc.	15,048
3,276	[2]	Sunrise Senior Living, Inc.	125,438
3,926	[2]	SuperGen, Inc.	24,852
1,232	[2]	SurModics, Inc.	50,056
1,000	[2]	Symbion, Inc.	21,920
2,100	[2]	Symmetry Medical, Inc.	35,679
2,000	[2]	Tanox, Inc.	37,320
4,100	[2]	Telik, Inc.	24,477
3,400	[2]	ThermoGenesis Corp.	11,560
3,930	[2]	Thoratec Laboratories Corp.	77,107
3,735	[2]	TriZetto Group, Inc.	72,758
1,390	[2]	Trimeris, Inc.	10,661
1,873	[2]	United Therapeutics Corp.	104,719
6,500		Valeant Pharmaceuticals International	117,130
2,560	[2]	Varian, Inc.	148,378
2,148	[2]	Ventana Medical Systems	104,371
2,200	[2]	Viasys Healthcare, Inc.	70,444
4,500	[2]	ViroPharma, Inc.	67,860
300	[2]	Visicu, Inc.	2,739
1,200	[2]	VistaCare, Inc., Class A	11,052
1,200	[2]	Vital Images, Inc.	37,032
401		Vital Signs, Inc.	22,881
2,284		West Pharmaceutical Services, Inc.	113,675
2,200	[2]	Wright Medical Group, Inc.	51,964
900	[2]	Xenoport, Inc.	38,583
		COMMON STOCKS--continued[1]
		Health Care--continued
400		Young Innovations, Inc.	$10,916
1,988	[2]	Zoll Medical Corp.	48,050
2,400	[2]	Zymogenetics, Inc.	35,904
3,925	[2]	eResearch Technology, Inc.	34,030
2,400	[2]	inVentiv Health, Inc.	91,080

		TOTAL	11,558,214

		Industrials--13.3%
700	[2]	3D Systems Corp.	13,475
1,500	[2,3]	A.S.V., Inc.	22,770
2,667	[2]	AAR Corp.	81,450
3,204		ABM Industries, Inc.	90,161
3,900	[2]	ABX Air, Inc.	25,428
700	[2]	AMERCO	48,972
700		Aaon, Inc.	17,311
3,000	[2]	Acco Brands Corp.	71,400
1,000	[2]	Accuride Corp.	14,610
2,200		Actuant Corp.	116,600
3,277		Acuity Brands, Inc.	193,736
1,726		Administaff, Inc.	57,286
1,400	[2]	Advisory Board Co.	66,472
6,594	[2]	AirTran Holdings, Inc.	72,600
2,651	[2]	Alaska Air Group, Inc.	78,470
1,956		Albany International Corp., Class A	74,915
4,400	[2]	American Commercial Lines, Inc.	129,668
1,200		American Ecology, Inc.	26,820
400		American Railcar Industries, Inc.	12,744
1,700	[2]	American Reprographics Co.	56,440
800	[2]	American Science & Engineering, Inc.	37,600
2,400	[2]	American Superconductor Corp.	34,656
1,100		American Woodmark Corp.	37,961
600		Ameron, Inc.	41,484
300		Ampco-Pittsburgh Corp.	10,806
2,500		Apogee Enterprises, Inc.	60,200
3,683		Applied Industrial Technologies, Inc.	98,962
600	[2]	Argon ST, Inc.	15,726
2,084		Arkansas Best Corp.	82,110
1,261	[2]	Astec Industries, Inc.	51,323
1,700	[2]	Atlas Air Worldwide Holdings, Inc.	97,784
		COMMON STOCKS--continued[1]
		Industrials--continued
6,550	[2]	BE Aerospace, Inc.	$240,058
700		Badger Meter, Inc.	16,800
3,276		Baldor Electric Co.	129,042
2,756		Barnes Group, Inc.	66,971
200		Barrett Business Services, Inc.	4,564
1,100	[2]	Basin Water, Inc.	7,260
3,600	[2]	Beacon Roofing Supply, Inc.	56,628
3,472		Belden CDT, Inc.	194,015
2,300	[2]	Blount International, Inc.	31,349
800		BlueLinx Holdings, Inc.	9,128
2,955		Bowne & Co., Inc.	49,289
2,874		Brady (W.H.) Co.	94,440
3,800		Briggs & Stratton Corp.	112,746
2,175		Bucyrus International, Inc.	136,460
1,000	[2]	Builders Firstsource, Inc.	16,130
4,559	[2]	CBIZ, Inc.	31,731
1,151		CDI Corp.	34,093
1,000		CIRCOR International, Inc.	36,400
4,118		CLARCOR, Inc.	129,882
1,600	[2]	COMSYS IT Partners, Inc.	36,416
900	[2]	CRA International, Inc.	46,413
5,800	[2]	Capstone Turbine Corp.	5,800
900		Cascade Corp.	55,773
1,609	[2]	Casella Waste Systems, Inc.	14,964
1,400	[2]	Celadon Group, Inc.	23,044
200		Central Parking Corp.	4,476
3,900	[2]	Cenveo, Inc.	100,035
2,100	[2]	Ceradyne, Inc.	123,585
1,400	[2]	China BAK Battery, Inc.	5,012
1,300	[2]	Clean Harbors, Inc.	60,476
1,345	[2]	CoStar Group, Inc.	65,649
1,100	[2]	Columbus McKinnon Corp.	27,236
2,600		Comfort Systems USA, Inc.	32,474
1,150	[2]	Commercial Vehicle Group, Inc.	22,609
100		CompX International, Inc.	1,989
800	[2]	Consolidated Graphics, Inc.	60,200
400	[2]	Cornell Corrections, Inc.	9,568
1,200		Cubic Corp.	24,156
		COMMON STOCKS--continued[1]
		Industrials--continued
3,364		Curtiss Wright Corp.	$144,955
3,800		Deluxe Corp.	143,830
2,000		Diamond Management & Technology Consultants, Inc.	22,680
2,000	[2]	Dollar Thrifty Automotive Group	93,760
400	[2]	Dynamex, Inc.	10,500
1,000		Dynamic Materials Corp.	33,040
1,200	[2]	Dyncorp International, Inc., Class A	18,000
1,300		EDO Corp.	35,750
2,342	[2]	EGL, Inc.	92,931
1,866	[2]	ESCO Technologies, Inc.	85,015
1,379		Electro Rent Corp.	17,899
2,356	[2]	Emcor Group, Inc.	147,698
1,600	[2]	EnPro Industries, Inc.	60,256
1,950		Encore Wire Corp.	54,015
3,100	[2]	EnerSys, Inc.	50,499
3,075	[2]	Energy Conversion Devices, Inc.	108,886
1,900		Ennis Business Forms, Inc.	46,455
1,751	[2]	Esterline Technologies Corp.	73,069
5,400	[2]	Evergreen Solar, Inc.	52,758
1,200	[2]	Exponent, Inc.	25,380
2,900	[2]	ExpressJet Holdings, Inc.	17,313
2,950	[2]	FTI Consulting, Inc.	108,472
3,813		Federal Signal Corp.	60,207
400	[2]	First Advantage Corp., Class A	9,312
900	[2]	First Consulting Group, Inc.	8,955
1,530	[2]	First Solar, Inc.	91,785
1,100	[2]	Flanders Corp.	7,513
2,400		Florida East Coast Industries, Inc.	169,224
2,351		Forward Air Corp.	71,729
1,540		Franklin Electronics, Inc.	65,589
1,000		Freightcar America, Inc.	49,760
3,261	[2,3]	Frontier Airlines Holdings, Inc.	19,305
3,940	[2]	Fuelcell Energy, Inc.	27,738
1,555		G & K Services, Inc., Class A	54,270
800	[2]	Gehl Co.	23,416
4,090	[2]	GenCorp, Inc.	54,479
3,767	[2]	General Cable Corp.	216,376
2,425	[2]	Genesee & Wyoming, Inc., Class A	65,936
		COMMON STOCKS--continued[1]
		Industrials--continued
1,808	[2]	Genlyte Group, Inc.	$141,042
1,650	[2]	Geo Group, Inc.	84,480
1,200	[2]	Goodman Global, Inc.	22,380
875		Gorman Rupp Co.	28,061
7,618	[2]	GrafTech International Ltd.	76,028
2,566		Granite Construction, Inc.	154,576
1,100		Greenbrier Cos., Inc.	25,234
2,429	[2]	Griffon Corp.	58,272
1,100	[2]	H&E Equipment Services, Inc.	26,026
1,991		Harland (John H.) Co.	104,727
2,050		Healthcare Services Group, Inc.	57,400
4,800		Heartland Express, Inc.	82,704
1,758		Heico Corp.	63,552
1,622	[2]	Heidrick & Struggles International, Inc.	76,526
2,000	[2]	Herley Industries, Inc.	30,900
6,369	[2]	Hexcel Corp.	138,207
1,100		Horizon Lines, Inc., Class A	37,411
3,000	[2]	Hub Group, Inc.	108,000
2,300	[2]	Hudson Highland Group, Inc.	37,513
1,100	[2]	Huron Consulting Group, Inc.	66,605
300	[2]	ICT Group, Inc.	5,637
1,400	[2]	IHS, Inc., Class A	57,876
1,748	[2]	II-VI, Inc.	47,353
7,600		Ikon Office Solutions, Inc.	113,696
1,600	[2]	Infrasource Services, Inc.	53,408
1,250	[2]	Innovative Solutions and Support, Inc.	33,925
2,292	[2]	Insituform Technologies, Inc., Class A	46,757
1,200		Insteel Industries, Inc.	20,028
600	[2]	Integrated Electrical Services, Inc.	14,316
3,605		Interface, Inc.	60,744
1,700	[2]	Interline Brands, Inc.	37,162
500		Interpool, Inc.	13,355
1,300	[2]	Ionatron, Inc.	7,995
13,400	[2]	Jet Blue Airways Corp.	132,794
1,400	[2]	K&F Industries Holdings, Inc.	37,268
2,600	[2]	KForce Com, Inc.	35,698
1,028	[2]	Kadant, Inc.	28,219
2,041		Kaman Corp., Class A	50,617
		COMMON STOCKS--continued[1]
		Industrials--continued
2,368		Kaydon Corp.	$112,551
1,520		Kelly Services, Inc., Class A	43,624
1,300	[2]	Kenexa Corp.	40,248
4,272		Knight Transportation, Inc.	83,176
2,000		Knoll, Inc.	46,440
3,108	[2]	Korn/Ferry International	73,256
700	[2]	L.B. Foster Co.	16,086
1,300	[2]	LECG Corp.	19,045
1,475		LSI Industries, Inc.	23,246
4,170	[2]	Labor Ready, Inc.	90,489
1,200	[2]	Ladish Co., Inc.	48,792
800	[2]	Lamson & Sessions Co.	20,224
378		Lawson Products, Inc.	13,514
900	[2]	Layne Christensen Co.	34,083
1,072		Lindsay Manufacturing Co.	32,750
2,987	[2]	MOOG, Inc., Class A	127,007
700	[2]	MTC Technologies, Inc.	14,462
800	[2]	Marten Transport Ltd.	14,440
1,412		McGrath Rentcorp.	42,572
1,499	[2,3]	Medis Technologies Ltd.	22,890
2,622	[2]	Mesa Air Group, Inc.	17,725
400	[2]	Middleby Corp.	54,912
4,600		Miller Herman, Inc.	158,286
400	[2]	Miller Industries, Inc.	9,320
2,076		Mine Safety Appliances Co.	87,503
2,852	[2]	Mobile Mini, Inc.	85,474
2,981		Mueller Industries, Inc.	97,777
7,120		Mueller Water Products, Inc.	102,528
414		NACCO Industries, Inc., Class A	65,983
1,527	[2]	NCI Building System, Inc.	76,304
3,539	[2]	Navigant Consulting, Inc.	67,878
1,986		Nordson Corp.	91,018
1,500	[2]	NuCo2, Inc.	37,350
1,975	[2]	Old Dominion Freight Lines, Inc.	58,381
1,300	[2]	On Assignment, Inc.	14,534
4,362	[2]	Orbital Sciences Corp.	91,035
400	[2]	P.A.M. Transportation Services, Inc.	7,628
3,900	[2]	PHH Corp.	118,950
		COMMON STOCKS--continued[1]
		Industrials--continued
900		PW Eagle, Inc.	$29,196
2,800		Pacer International, Inc.	71,540
1,800	[2]	PeopleSupport, Inc.	22,626
1,300	[2]	Perini Corp.	55,380
1,100	[2]	Pike Electric Corp.	22,407
4,300	[2]	Plug Power, Inc.	13,588
500	[2]	Powell Industries, Inc.	15,745
5,400	[2]	Power-One, Inc.	23,004
200	[2]	Quality Distribution, Inc.	1,810
1,200	[2]	RBC Bearings, Inc.	45,612
1,200		Raven Industries, Inc.	34,668
2,298		Regal Beloit Corp.	105,984
2,000	[2]	Republic Airways Holdings, Inc.	42,520
3,700	[2]	Resources Connection, Inc.	111,629
847		Robbins & Myers, Inc.	32,550
2,290		Rollins, Inc.	52,830
1,500	[2]	Rush Enterprises, Inc.	31,200
6,120	[2]	SAIC, Inc.	111,935
1,301	[2]	Saia, Inc.	36,480
1,400		Schawk, Inc.	25,242
1,660	[2]	School Specialty, Inc.	54,747
474	[2]	Sequa Corp., Class A	55,553
2,708		Simpson Manufacturing Co., Inc.	87,116
2,900	[2]	Sirva, Inc.	7,424
4,700		SkyWest, Inc.	127,887
1,504		Smith (A.O.) Corp.	57,302
4,965	[2]	Spherion Corp.	42,451
200	[2]	Standard Parking Corp.	6,746
1,330		Standard Register	16,572
977		Standex International Corp.	26,731
800	[2]	Sterling Construction Co., Inc.	16,528
1,300	[2]	Superior Essex, Inc.	46,410
900		TAL International Group, Inc.	22,509
1,500	[2]	Taleo Corp., Class A	22,875
5,200	[2]	Taser International, Inc.	44,876
700		Team, Inc.	24,094
1,426	[2]	Tecumseh Products Co., Class A	14,488
3,000	[2]	TeleTech Holdings, Inc.	113,190
		COMMON STOCKS--continued[1]
		Industrials--continued
2,452	[2]	Teledyne Technologies, Inc.	$108,158
1,322		Tennant Co.	42,330
4,187	[2]	Tetra Tech, Inc.	87,173
900		Titan International, Inc.	25,362
500	[2]	TransDigm Group, Inc.	18,935
2,121		Tredegar Industries, Inc.	49,568
1,029	[2]	Trex Co. Inc.	20,981
1,210		Triumph Group, Inc.	73,580
1,000	[2]	TurboChef Technologies, Inc.	13,620
3,400		UAP Holding Corp.	94,078
900	[2]	US Xpress Enterprises, Inc., Class A	12,888
600	[2]	USA Truck, Inc.	9,336
800		United Industrial Corp.	39,136
2,293	[2]	United Stationers, Inc.	136,479
1,238		Universal Forest Products, Inc.	57,517
400	[2]	Universal Truckload Services, Inc.	9,324
1,164		Valmont Industries, Inc.	73,192
1,500		Viad Corp.	61,260
1,466		Vicor Corp.	15,716
1,161	[2]	Volt Information Science, Inc.	29,675
2,372		Wabash National Corp.	36,908
3,435		Wabtec Corp.	127,610
2,300	[2]	Washington Group International, Inc.	153,916
5,379	[2]	Waste Connections, Inc.	167,663
200		Waste Holdings, Inc.	5,252
1,466	[2]	Waste Services, Inc.	14,484
1,948		Watsco, Inc.	103,575
3,140		Watson Wyatt & Co. Holdings	147,988
1,980		Watts Industries, Inc., Class A	80,190
3,800		Werner Enterprises, Inc.	71,858
2,500	[2]	Williams Scotsman International, Inc.	55,075
2,194		Woodward Governor Co.	108,274

		TOTAL	14,498,075

		Information Technology--17.1%
3,000	[2]	24/7 Media, Inc.	29,850
29,000	[2]	3Com Corp.	116,870
2,900	[2]	AMIS Holdings, Inc.	33,640
2,770	[2]	ATMI, Inc.	85,676
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,500	[2]	Access Integrated Technology, Inc., Class A	$9,300
2,251	[2]	Actel Corp.	32,955
3,100	[2]	Actuate Software Corp.	17,608
8,900	[2]	Adaptec, Inc.	34,354
4,800		Adtran, Inc.	122,160
2,100	[2]	Advanced Analogic Technologies, Inc.	17,031
2,169	[2]	Advanced Energy Industries, Inc.	53,141
1,800	[2]	Advent Software, Inc.	60,408
5,594	[2]	Aeroflex, Inc.	78,540
4,300	[2]	Agile Software Corp.	30,917
2,679		Agilysys, Inc.	56,339
7,600	[2]	Amkor Technology, Inc.	106,324
2,800	[2]	Anadigics, Inc.	30,072
1,680	[2]	Anaren Microwave, Inc.	31,786
11,000	[2]	Andrew Corp.	120,120
2,430	[2]	Anixter International, Inc.	173,988
900	[2]	Ansoft Corp.	29,061
2,600	[2]	Ansys, Inc.	133,120
21,900	[2]	Applied Micro Circuits Corp.	61,539
5,479	[2]	Ariba, Inc.	48,325
7,900	[2]	Arris Group, Inc.	117,078
6,700	[2]	Art Technology Group, Inc.	16,616
6,229	[2]	Aspen Technology, Inc.	84,590
3,748	[2]	Asyst Technologies, Inc.	26,798
4,100	[2]	Atheros Communications	109,839
15,200	[2]	Avanex Corp.	26,752
2,900	[2]	Avid Technology, Inc.	96,425
4,060	[2]	Avocent Corp.	113,721
7,600	[2]	Axcelis Technologies, Inc.	58,140
900	[2]	Bankrate, Inc.	36,333
13,600	[2]	BearingPoint, Inc.	99,824
700		Bel Fuse, Inc.	24,780
4,792	[2]	Benchmark Electronics, Inc.	101,495
8,300	[2]	Bisys Group, Inc.	96,031
1,522		Black Box Corp.	55,462
2,885		Blackbaud, Inc.	63,701
1,900	[2]	Blackboard Inc.	65,189
1,400	[2]	Blue Coat Systems, Inc.	49,084
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,800	[2]	Bookham, Inc.	$13,282
6,220	[2]	Borland Software Corp.	34,645
2,200	[2]	Bottomline Technologies, Inc.	27,324
4,010	[2]	Brightpoint, Inc.	53,333
29,850	[2]	Brocade Communications Systems, Inc.	291,635
5,932	[2]	Brooks Automation, Inc.	103,632
3,724	[2]	C-COR Electronics, Inc.	45,880
2,100	[2]	CACI International, Inc., Class A	96,033
34,200	[2]	CMG Information Services, Inc.	71,820
11,100	[2]	CNET, Inc.	93,573
100	[2]	CPI International, Inc.	1,938
3,500	[2]	CSG Systems International, Inc.	93,730
2,850		CTS Corp.	37,278
1,800	[2]	Cabot Microelectronics Corp.	57,852
1,100	[2]	CalAmp Corp.	9,163
900	[2]	Carrier Access Corp.	4,329
150		Cass Information Systems, Inc.	4,917
3,032	[2]	Checkpoint Systems, Inc.	66,674
1,760	[2]	Chordiant Software, Inc.	23,285
4,180	[2]	Ciber, Inc.	34,067
6,500	[2]	Cirrus Logic, Inc.	53,820
2,800	[2]	Cogent, Inc.	39,312
3,200		Cognex Corp.	68,960
2,244	[2]	Coherent, Inc.	70,439
1,821		Cohu, Inc.	37,476
800	[2]	Color Kinetics, Inc.	16,200
4,100	[2]	CommScope, Inc.	191,265
1,500	[2]	Comtech Group, Inc.	26,460
1,875	[2]	Comtech Telecommunications Corp.	70,969
2,000	[2]	Concur Technologies, Inc.	35,540
35,600	[2]	Conexant Systems, Inc.	55,180
1,400	[2]	Convera Corp.	4,550
2,100	[2]	Covansys Corp.	70,140
6,740	[2]	Credence Systems Corp.	25,005
2,100	[2]	Cybersource Corp.	26,691
4	[2]	CycleLogic, Inc.	0
3,100	[2]	Cymer, Inc.	125,581
2,218	[2]	DSP Group, Inc.	40,966
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,300	[2]	DTS, Inc.	$29,094
3,100		Daktronics, Inc.	70,618
500	[2]	DealerTrack Holdings, Inc.	16,500
1,600	[2]	Digi International, Inc.	20,400
3,100	[2]	Digital River, Inc.	181,443
1,675	[2]	Diodes, Inc.	61,841
2,500	[2]	Ditech Networks, Inc.	21,750
3,000	[2]	Dycom Industries, Inc.	77,730
2,700	[2]	EMCORE Corp.	13,365
700	[2]	EMS Technologies, Inc.	13,146
1,100	[2]	EPIQ Systems, Inc.	25,993
200	[2]	Eagle Test Systems, Inc.	3,454
9,900	[2]	EarthLink Network, Inc.	75,834
2,300	[2]	Echelon Corp.	29,785
2,339	[2]	Electro Scientific Industries, Inc.	48,183
4,300	[2]	Electronics for Imaging, Inc.	114,681
6,200	[2]	Emulex Corp.	130,076
9,226	[2]	Entegris, Inc.	108,129
4,200	[2]	Epicor Software Corp.	60,900
2,000	[2]	Equinix, Inc.	166,940
2,400	[2]	Euronet Worldwide, Inc.	66,840
2,944	[2]	Exar Corp.	39,685
850	[2]	Excel Technology, Inc.	22,398
9,600	[2]	Extreme Networks, Inc.	39,264
2,031	[2]	FEI Co.	75,553
4,800	[2]	FLIR Systems, Inc.	194,352
2,173	[2]	FalconStor Software, Inc.	25,033
15,400	[2]	Finisar Corp.	55,748
3,200	[2]	FormFactor, Inc.	132,128
1,041	[2]	Forrester Research, Inc.	26,837
10,200	[2]	Foundry Networks, Inc.	154,224
4,741	[2]	Gartner Group, Inc., Class A	119,615
18,500	[2]	Gateway, Inc.	40,515
3,000	[2]	Genesis Microchip, Inc.	25,740
1,000	[2]	Gerber Scientific, Inc.	10,010
2,000		Gevity HR, Inc.	37,300
2,000	[2]	Global Cash Access LLC	31,340
4,000	[2]	Global Imaging Systems, Inc.	115,560
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,800	[2]	Harmonic Lightwaves, Inc.	$47,966
1,500	[2]	Harris Stratex Networks, Inc., Class A	29,910
700		Heartland Payment Systems, Inc.	17,451
6,400		Henry Jack & Associates, Inc.	152,000
800	[2]	Hittite Microwave Corp.	36,144
1,760	[2]	Hutchinson Technology, Inc.	33,440
4,100	[2]	Hypercom Corp.	23,821
1,200	[2]	I.D. Systems, Inc.	15,000
700	[2]	I2 Technologies, Inc.	17,822
1,600	[2]	IGATE Capital Corp.	11,024
1,544	[2]	IXYS Corp.	14,143
1,100	[2]	Ikanos Communications, Inc.	8,503
2,500		Imation Corp.	92,275
2,200	[2]	InfoSpace.com, Inc.	56,452
2,524		InfoUSA, Inc.	23,700
1,800	[2]	Infocrossing, Inc.	28,782
6,400	[2]	Informatica Corp.	94,208
3,796	[2]	Insight Enterprises, Inc.	75,237
500		Integral Systems, Inc.	11,820
1,780		Inter-Tel, Inc.	44,892
4,200	[2]	Interdigital Communications Corp.	138,096
3,783	[2]	Intermec, Inc.	84,474
1,850	[2]	Internap Network Services Corp.	28,416
2,800	[2]	Internet Capital Group, Inc.	33,516
2,900	[2]	Intervoice, Inc.	18,444
3,425	[2]	Interwoven, Inc.	52,300
1,500	[2]	Intevac, Inc.	36,465
2,330	[2]	Itron, Inc.	156,902
2,600	[2]	Ixia	22,308
2,193	[2]	JDA Software Group, Inc.	39,035
1,600	[2]	Jupitermedia Corp.	11,136
3,700	[2]	Keane, Inc.	51,874
6,400	[2]	Kemet Corp.	54,272
2,400	[2]	Komag, Inc.	66,024
5,600	[2]	Kopin Corp.	18,984
2,415	[2]	Kronos, Inc.	131,787
4,994	[2]	Kulicke & Soffa Industries	49,840
4,749	[2,3]	L-1 Identity Solutions, Inc.	91,276
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,331	[2]	LTX Corp.	$31,773
8,400	[2]	Lattice Semiconductor Corp.	45,864
8,200	[2]	Lawson Software Inc.	72,980
2,400	[2]	Lightbridge, Inc.	42,336
3,500	[2]	Lionbridge Technologies, Inc.	17,780
1,000	[2]	Liquidity Services, Inc.	20,880
1,664	[2]	Littelfuse, Inc.	66,743
1,700	[2]	Lo-Jack Corp.	31,280
600	[2]	Loral Space & Communications Ltd.	28,782
3,026	[2]	MICROS Systems Corp.	165,825
3,000	[2]	MIPS Technologies, Inc.	25,740
2,500	[2]	MKS Instruments, Inc.	67,375
7,658	[2]	MPS Group, Inc.	104,838
9,290	[2]	MRV Communications, Inc.	32,236
1,600		MTS Systems Corp.	68,016
3,800	[2]	Macrovision Corp.	92,226
2,100	[2]	Magma Design Automation	28,833
1,300	[2]	ManTech International Corp., Class A	39,884
2,012	[2]	Manhattan Associates, Inc.	58,187
1,400		Marchex, Inc., Class B	17,906
2,500	[2]	Mastec, Inc.	28,675
3,271	[2]	Mattson Technology, Inc.	33,070
1,479		Maximus, Inc.	51,676
1,400	[2,3]	Maxwell Technologies, Inc.	17,010
800	[2]	Measurement Specialties, Inc.	16,376
5,900	[2]	Mentor Graphics Corp.	95,462
1,747	[2]	Mercury Computer Systems, Inc.	23,707
2,786		Methode Electronics, Inc., Class A	42,013
5,300		Micrel, Inc.	66,515
837	[2]	MicroStrategy, Inc., Class A	95,217
5,208	[2]	Microsemi Corp.	120,357
3,500	[2]	Microtune, Inc.	15,085
2,689	[2,3]	Midway Games, Inc.	18,554
6,200	[2]	Mindspeed Technologies, Inc.	13,950
1,000	[2]	MoSys, Inc.	8,690
2,800	[2]	Mobility Electronics, Inc.	8,372
1,100	[2]	Monolithic Power Systems	15,004
500	[2]	Multi-Fineline Electronix, Inc.	8,015
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,400	[2]	NIC, Inc.	$13,632
1,200	[2]	Neoware Systems, Inc.	14,208
1,400	[2]	Ness Technologies, Inc.	18,676
3,400	[2]	Net 1 UEPS Technologies, Inc.	85,612
1,300	[2]	NetLogic Microsystems, Inc.	39,988
968	[2]	NetRatings, Inc.	20,144
1,823	[2]	NetScout Systems, Inc.	15,003
2,700	[2]	Netgear, Inc.	90,747
3,000	[2]	Newport Corp.	47,070
200	[2]	Nextest Systems Corp.	2,730
2,700	[2]	Novatel Wireless, Inc.	49,113
9,252	[2]	Nuance Communications, Inc.	142,573
11,300	[2]	ON Semiconductor Corp.	121,023
600	[2]	OPNET Technologies, Inc.	6,750
1,100	[2]	OSI Systems, Inc.	29,051
400	[2]	OYO Geospace Corp.	29,924
4,000	[2,3]	Omnivision Technologies, Inc.	54,080
1,200	[2]	Online Resources Corp.	13,248
7,433	[2]	Openwave Systems, Inc.	54,633
1,485	[2]	Oplink Communications, Inc.	24,606
5,400	[2]	Opsware, Inc.	43,362
1,200	[2]	Optical Communication Products, Inc.	1,800
1,100	[2]	PDF Solutions, Inc.	12,353
1,800	[2]	PLX Technology, Inc.	18,900
2,661	[2]	Packeteer, Inc.	25,280
7,078	[2]	Palm, Inc.	119,477
8,220	[2]	Parametric Technology Corp.	146,069
1,592		Park Electrochemical Corp.	43,860
900	[2]	Parkervision, Inc.	9,864
2,552	[2]	Paxar Corp.	76,586
700		Pegasystems, Inc.	6,664
900	[2]	Perficient, Inc.	19,080
1,984	[2]	Pericom Semiconductor Corp.	19,860
6,100	[2]	Perot Systems Corp.	109,190
1,399	[2]	Photon Dynamics, Inc.	16,816
2,624	[2]	Photronics, Inc.	39,491
3,500		Plantronics, Inc.	87,885
3,358	[2]	Plexus Corp.	70,384
		COMMON STOCKS--continued[1]
		Information Technology--continued
6,800	[2]	Polycom, Inc.	$226,440
7,800	[2]	Powerwave Technologies, Inc.	48,594
2,742	[2]	Presstek, Inc.	16,726
3,414	[2]	Progress Software Corp.	102,864
700		QAD, Inc.	6,657
1,400		Quality Systems, Inc.	56,658
14,000	[2]	Quantum Corp. - DLT & Storage Systems	38,500
4,600	[2]	Quest Software, Inc.	78,246
1,800	[2]	RAE Systems, Inc.	4,968
15,100	[2]	RF Micro Devices, Inc.	94,375
2,200	[2]	Rackable Systems, Inc.	25,872
1,549	[2]	RadiSys Corp.	23,483
2,500	[2]	Radiant Systems, Inc.	33,650
1,800	[2]	Radyne Corp.	15,660
7,900	[2]	RealNetworks, Inc.	59,645
579		Renaissance Learning, Inc.	7,064
1,100	[2]	RightNow Technologies, Inc.	16,346
1,200	[2]	Rofin-Sinar Technologies, Inc.	79,536
1,316	[2]	Rogers Corp.	59,667
1,958	[2]	Rudolph Technologies, Inc.	33,815
5,500	[2]	S1 Corp.	35,750
2,740	[2]	SAVVIS, Inc.	141,302
800	[2]	SI International, Inc.	21,168
1,216	[2]	SPSS, Inc.	44,579
2,500	[2]	SRA International, Inc.	61,075
6,800	[2]	Safeguard Scientifics, Inc.	20,468
6,300	[2]	Sapient Corp.	45,549
1,900	[2]	ScanSource, Inc.	54,568
3,852	[2]	Secure Computing Corp.	31,201
1,243	[2]	Semitool, Inc.	12,902
5,300	[2]	Semtech Corp.	76,426
4,000	[2]	SiRF Technology Holdings, Inc.	97,040
2,200	[2]	Sigma Designs, Inc.	51,546
6,206	[2]	Silicon Image, Inc.	54,365
6,900	[2]	Silicon Storage Technology	28,428
1,400	[2]	Sirenza Microdevices, Inc.	12,754
11,900	[2]	Skyworks Solutions, Inc.	81,991
1,800	[2]	Smith Micro Software, Inc.	28,602
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,100	[2]	Sohu.com, Inc.	$53,172
2,300	[2]	Sonic Solutions	29,969
4,164	[2]	Sonicwall, Inc.	33,978
18,400	[2]	Sonus Networks, Inc.	142,232
1,622	[2]	Standard Microsystems Corp.	52,001
880	[2]	StarTek, Inc.	8,457
200	[2]	StorageNetworks, Inc.	0
850	[2]	Stratasys, Inc.	40,401
900	[2,3]	SunPower Corp., Class A	54,612
1,031	[2]	Supertex, Inc.	33,765
6,200	[2]	Sybase, Inc.	149,978
13,600	[2]	Sycamore Networks, Inc.	49,912
2,200	[2]	Sykes Enterprises, Inc.	40,612
3,900	[2]	Symmetricom, Inc.	31,863
2,100	[2]	Synaptics, Inc.	62,916
500	[2]	Synnex Corp.	9,775
565		Syntel, Inc.	19,809
5,099	[2]	THQ, Inc.	170,154
1,500	[2]	TNS, Inc.	18,210
3,100	[2]	TTM Technologies	28,458
5,300	[2,3]	Take-Two Interactive Software, Inc.	101,601
2,730		Talx Corp.	94,158
3,038		Technitrol, Inc.	81,510
4,300	[2]	Tekelec, Inc.	61,662
2,230	[2]	Terremark Worldwide, Inc.	18,509
3,200	[2]	Tessera Technologies, Inc.	136,928
1,400	[2]	The Knot, Inc.	29,862
1,800		TheStreet.com, Inc.	18,180
15,600	[2]	Tibco Software, Inc.	142,272
9,400	[2]	TranSwitch Corp.	13,818
2,941	[2]	Transaction Systems Architects, Inc., Class A	93,318
11,600	[2]	Transmeta Corp.	5,824
400	[2]	Travelzoo, Inc.	11,104
4,500	[2]	Trident Microsystems, Inc.	95,535
10,312	[2]	Triquint Semiconductor, Inc.	53,313
2,700	[2]	Tyler Technologies, Inc.	32,265
8,100	[2]	UTStarcom, Inc.	57,834
1,600	[2]	Ultimate Software Group, Inc.	44,160
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,843	[2]	Ultratech, Inc.	$25,526
4,400		United Online, Inc.	63,492
1,590	[2]	Universal Display Corp.	24,772
3,400	[2]	VA Software Corp.	12,342
1,700	[2]	VASCO Data Security International, Inc.	36,363
7,030	[2]	ValueClick, Inc.	201,058
3,969	[2]	Varian Semiconductor Equipment Associates, Inc.	263,383
2,241	[2]	Veeco Instruments, Inc.	40,965
1,674	[2]	ViaSat, Inc.	57,418
2,210	[2]	Vignette Corp.	40,929
600	[2]	Virage Logic Corp.	4,266
1,000	[2]	Volterra Semiconductor Corp.	15,810
3,100	[2]	WebEx Communications, Inc.	175,894
1,700	[2]	WebSideStory, Inc.	18,972
3,676	[2]	Websense, Inc.	90,834
6,100	[2]	Wind River Systems, Inc.	59,963
2,200	[2]	Witness Systems, Inc.	59,972
3,000	[2]	Wright Express Corp.	94,530
1,606	[2]	X-Rite, Inc.	20,091
5,725	[2]	Zhone Technologies, Inc.	8,130
3,893	[2]	Zoran Corp.	77,315
1,000	[2]	Zygo Corp.	16,010
5,900	[2]	aQuantive, Inc.	180,599
1,300	[2]	eCollege.com	24,076
3,700	[2]	eFunds Corp.	103,230
2,259	[2]	eSpeed, Inc., Class A	20,918
3,800	[2]	iPass, Inc.	20,330
3,900	[2]	j2 Global Communications, Inc.	112,164
4,700	[2]	webMethods, Inc.	42,723

		TOTAL	18,719,315

		Materials--4.7%
300	[2]	AEP Industries, Inc.	12,768
8,500	[2]	AK Steel Holding Corp.	259,420
1,666		AMCOL International Corp.	40,034
1,199		American Vanguard Corp.	17,721
2,400		Aptargroup, Inc.	175,800
1,793		Arch Chemicals, Inc.	54,184
825		Balchem Corp.	15,164
		COMMON STOCKS--continued[1]
		Materials--continued
4,100		Bowater, Inc.	$89,749
1,455	[2]	Brush Engineered Materials, Inc.	69,869
2,290	[2]	Buckeye Technologies, Inc.	29,014
3,400		CF Industries Holdings, Inc.	134,946
3,051	[2]	Calgon Carbon Corp.	24,133
2,753	[2]	Caraustar Industries, Inc.	19,601
600		Castle (A.M.) & Co.	20,340
1,870	[2]	Century Aluminum Co.	88,470
3,412		Chaparral Steel Co.	240,546
1,429		Chesapeake Corp.	21,092
3,480		Cleveland Cliffs, Inc.	241,129
21,800	[2]	Coeur d’Alene Mines Corp.	89,162
2,000		Compass Minerals International, Inc.	68,680
792		Deltic Timber Corp.	39,560
3,501		Ferro Corp.	72,856
4,472		Fuller (H.B.) Co.	114,349
2,883		Georgia Gulf Corp.	46,042
1,818		Gibraltar Industries, Inc.	40,541
3,257		Glatfelter (P.H.) Co.	48,692
5,300	[2]	Grace (W.R.) & Co.	140,980
5,100	[2]	Graphic Packaging Corp.	26,163
2,168		Greif Brothers Corp., Class A	120,541
3,400	[2]	Headwaters, Inc.	73,678
9,900	[2]	Hecla Mining Co.	87,219
8,400	[2]	Hercules, Inc.	158,256
900		Innospec, Inc.	48,321
400		Koppers Holdings, Inc.	11,576
484		Kronos Worldwide, Inc.	15,309
2,000	[2]	Mercer International, Inc.	24,520
2,200		Metal Management, Inc.	105,754
1,563		Minerals Technologies, Inc.	99,438
2,059		Myers Industries, Inc.	46,225
622		NL Industries, Inc.	7,371
1,500		NN, Inc.	17,895
1,100		Neenah Paper, Inc.	42,020
1,400		Newmarket Corp.	65,982
2,200	[2]	OM Group, Inc.	115,566
5,323		Olin Corp.	91,236
		COMMON STOCKS--continued[1]
		Materials--continued
500		Olympic Steel, Inc.	$16,640
2,000	[2]	Omnova Solutions, Inc.	10,520
900	[2]	Pioneer Cos., Inc.	26,190
7,142	[2]	Polyone Corp.	46,852
2,755		Quanex Corp.	118,548
1,777	[2]	RTI International Metals	167,518
2,104		Rock-Tenn Co.	80,499
2,200	[2]	Rockwood Holdings, Inc.	67,540
1,700		Royal Gold, Inc.	49,861
1,967		Ryerson, Inc.	80,922
1,700		Schnitzer Steel Industries, Inc., Class A	88,247
2,459		Schulman (A.), Inc.	56,950
1,393		Schweitzer-Mauduit International, Inc.	38,238
3,663		Sensient Technologies Corp.	95,897
1,700		Silgan Holdings, Inc.	97,546
2,147		Spartech Corp.	60,245
1,200		Steel Technologies, Inc.	35,928
430		Stepan Co.	12,315
3,090	[2]	Stillwater Mining Co.	47,586
2,501	[2]	Symyx Technologies, Inc.	28,787
6,300	[2]	Terra Industries, Inc.	111,132
2,206		Texas Industries, Inc.	168,031
600		Tronox, Inc., Class A	8,478
2,000		Tronox, Inc., Class B	27,740
1,900	[2]	U.S. Concrete, Inc.	16,169
3,495		Wausau-Mosinee Paper Corp.	47,043
800	[2]	Wheeling Pittsburgh Corp.	19,312
5,300		Worthington Industries, Inc.	117,925
1,200	[2]	Zoltek Cos., Inc.	36,528

		TOTAL	5,151,099

		Telecommunication Services--1.2%
3,800		Alaska Communications Systems Holdings, Inc.	60,420
100		Atlantic Telephone Network, Inc.	2,524
1,840		CT Communications, Inc.	44,914
900	[2]	Cbeyond Communications, Inc.	31,302
1,327	[2]	Centennial Cellular Corp., Class A	11,054
19,100	[2]	Cincinnati Bell, Inc.	96,837
1,000	[2]	Cogent Communications Group, Inc.	25,460
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
1,300		Consolidated Communications Holdings, Inc.	$25,857
19,400	[2]	Covad Communications Group, Inc.	18,042
11,000	[2]	Dobson Communications Corp., Class A	100,210
1,100	[2]	Eschelon Telecom, Inc.	32,219
2,100		FairPoint Communications, Inc.	39,396
8,550	[2]	FiberTower Corp.	38,561
4,376	[2]	General Communications, Inc., Class A	62,270
1,457		Golden Telecom, Inc.	85,395
3,800		IDT Corp., Class B	41,990
2,500	[2]	Inphonic, Inc.	23,850
2,200		Iowa Telecommunication Services, Inc.	44,682
1,600		NTELOS Holdings Corp.	32,224
1,129		North Pittsburgh Systems, Inc.	23,438
4,320	[2]	PAETEC Holding Corp.	45,058
5,000	[2]	Premiere Global Services, Inc.	60,850
500		Shenandoah Telecommunications Co.	22,450
1,100		SureWest Communications	27,852
1,400	[2]	Syniverse Holdings, Inc.	14,434
10,750	[2]	Time Warner Telecom, Inc.	220,375
2,140	[2]	USA Mobility, Inc.	45,710
3,200	[2]	Vonage Holdings Corp.	9,824
3,900	[2]	Wireless Facilities, Inc.	4,368
1,400	[2]	iPCS, Inc.	70,140

		TOTAL	1,361,706

		Utilities--2.6%
1,900		Allete, Inc.	91,979
1,279		American States Water Co.	45,584
27,599	[2]	Aquila, Inc.	113,984
3,985		Avista Corp.	94,006
2,300		Black Hills Corp.	91,563
1,304		CH Energy Group, Inc.	62,566
1,227		California Water Service Group	47,693
1,352		Cascade Natural Gas Corp.	35,152
3,780		Cleco Corp.	106,067
6,590		Duquesne Light Holdings, Inc.	131,405
3,615	[2]	El Paso Electric Co.	95,436
2,361		Empire Distribution Electric Co.	58,317
700		EnergySouth, Inc.	27,573
		COMMON STOCKS--continued[1]
		Utilities--continued
1,100		ITC Holdings Corp.	$46,288
3,200		Idacorp, Inc.	110,240
1,597		Laclede Group, Inc.	50,130
1,542		MGE Energy, Inc.	55,697
3,300		NICOR, Inc.	169,092
2,121		New Jersey Resources Corp.	113,898
2,096		Northwest Natural Gas Co.	106,498
400		Ormat Technologies, Inc.	14,596
2,171		Otter Tail Corp.	74,248
4,700		PNM Resources, Inc.	152,985
5,300		Piedmont Natural Gas, Inc.	139,867
2,300		Portland General Electric Co.	66,654
1,164		SJW Corp.	40,344
2,064		South Jersey Industries, Inc.	81,053
2,878		Southwest Gas Corp.	109,047
2,271		Southwest Water Co.	30,863
1,941		UIL Holdings Corp.	66,285
2,606		UniSource Energy Corp.	100,096
600		Vineyard National Bancorp	13,728
3,600		WGL Holdings, Inc.	121,824
6,000		Westar Energy, Inc.	163,320

		TOTAL	2,828,078

		TOTAL COMMON STOCKS (IDENTIFIED COST $65,692,194)	99,698,090

		PREFERRED STOCK--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0

Principal Amount			Value

		REPURCHASE AGREEMENTS--9.3%
$9,304,000	[4]	Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ABN AMRO Bank NV, New York, will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,046,331,666.	$9,304,000
840,000		Interest in $4,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 7/1/2046 for $4,000,582,222 on 5/1/2007. The market value of the underlying securities at the end of the period was $4,120,000,871 (purchased with proceeds from securities lending collateral).	840,000

		TOTAL REPURCHASE AGREEMENTS (At COST)	10,144,000

		TOTAL INVESTMENTS--100.5% (IDENTIFIED COST $75,864,926)[5]	109,842,090

		OTHER ASSETS AND LIABILITIES--NET--(0.5)%	(525,064)

		TOTAL NET ASSETS--100%	$109,317,026

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,826,800 at April 30, 2007, which represents 9.0% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the Russell 2000 Index is 100.5%.

2 Non-income producing security.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Also represents cost for federal tax purposes.

At April 30, 2007, the Fund had the following outstanding futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

[2]Russell 2000 Index Long Futures	24	$9,826,800	June 2007	$504,067

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $763,423 of securities loaned (identified cost $75,864,926)		$109,842,090
Cash		524,460
Income receivable		49,424
Receivable for investments sold		10,195
Receivable for shares sold		173,980

TOTAL ASSETS		110,600,149

Liabilities:
Payable for investments purchased	$113,906
Payable for shares redeemed	76,186
Payable for collateral due to broker for securities loaned	840,000
Payable for daily variation margin	192,000
Payable for distribution services fee (Note 5)	13,019
Payable for shareholder services fee (Note 5)	25,525
Accrued expenses	22,487

TOTAL LIABILITIES		1,283,123

Net assets for 6,558,982 shares outstanding		$109,317,026

Net Assets Consist of:
Paid-in capital		$74,440,121
Net unrealized appreciation of investments and futures contracts		34,481,231
Accumulated net realized gain on investments and futures contracts		292,638
Undistributed net investment income		103,036

TOTAL NET ASSETS		$109,317,026

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($88,226,432 ÷ 5,252,567 shares outstanding), no par value, unlimited shares authorized		$16.80

Class C Shares:
Net asset value per share ($21,090,594 ÷ 1,306,415 shares outstanding), no par value, unlimited shares authorized		$16.14

Offering price per share		$16.14

Redemption proceeds per share (99.00/100 of $16.14)[1]		$15.98

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $206)			$555,617
Interest (including income on securities loaned of $30,599)			289,460

TOTAL INCOME			845,077

Expenses:
Management fee (Note 5)		$270,991
Custodian fees		25,920
Transfer and dividend disbursing agent fees and expenses		60,855
Directors’/Trustees’ fees		2,576
Auditing fees		9,921
Legal fees		4,087
Portfolio accounting fees		77,397
Distribution services fee--Class C Shares (Note 5)		76,150
Shareholder services fee--Institutional Shares (Note 5)		92,904
Shareholder services fee--Class C Shares (Note 5)		25,672
Share registration costs		14,244
Printing and postage		25,369
Insurance premiums		3,414
Miscellaneous		3,791

TOTAL EXPENSES		693,291

Waiver and Reimbursement (Note 5):
Waiver of management fee	$(62,321)
Reimbursement of shareholder services fee--Institutional Shares	(40,049)

TOTAL WAIVER AND REIMBURSEMENT		(102,370)

Net expenses			590,921

Net investment income			254,156

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			2,537,424
Net realized gain on futures contracts			574,093
Net change in unrealized appreciation of investments			3,515,699
Net change in unrealized appreciation of futures contracts			(189,915)

Net realized and unrealized gain on investments and futures contracts			6,437,301

Change in net assets resulting from operations			$6,691,457

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$254,156	$469,793
Net realized gain on investments and futures contracts	3,111,517	11,996,966
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,325,784	4,922,445

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,691,457	17,389,204

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(595,280)	(158,928)
Distributions from net realized gain on investments
Institutional Shares	(9,738,171)	(3,093,658)
Class C Shares	(2,266,302)	(584,930)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,599,753)	(3,837,516)

Share Transactions:
Proceeds from sale of shares	15,048,237	30,697,963
Net asset value of shares issued to shareholders in payment of distributions declared	11,112,239	3,346,996
Cost of shares redeemed	(19,181,423)	(33,247,292)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,979,053	797,667

Change in net assets	1,070,757	14,349,355

Net Assets:
Beginning of period	108,246,269	93,896,914

End of period (including undistributed net investment income of $103,036 and $444,160, respectively)	$109,317,026	$108,246,269

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund’s portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2007, the Fund had net realized gains on futures contracts of $574,093.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral

$763,423	$840,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	693,271	$11,490,292	1,380,480	$23,149,305
Shares issued to shareholders in payment of distributions declared	556,504	8,911,032	175,739	2,785,671
Shares redeemed	(965,548)	(16,031,194)	(1,701,762)	(28,292,061)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	284,227	$4,370,130	(145,543)	$(2,357,085)

	Six Months Ended 4/30/2007		Year Ended 10/31/2006

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	221,880	$3,557,945	466,558	$7,548,658
Shares issued to shareholders in payment of distributions declared	143,589	2,201,207	36,544	561,325
Shares redeemed	(197,608)	(3,150,229)	(305,910)	(4,955,231)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	167,861	$2,608,923	197,192	$3,154,752

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	452,088	$6,979,053	51,649	$797,667

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $75,864,926. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $33,977,164. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,273,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,296,187.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. For the six months ended April 30, 2007, the Manager voluntarily waived $62,321 of its fee. Under the terms of a subadvisory contract between the Manager and BlackRock Investment Management LLC, a wholly owned subsidiary of BlackRock, Inc. (the “Subadviser”), the Subadviser receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $29,029 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2007, FSC retained $32 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $40,049 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $608 of Service Fees for the six months ended April 30, 2007.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund’s Institutional Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.94% and 1.83%, respectively, for the fiscal year ending October 31, 2007. Although these actions are voluntary, the Manager and its affiliates have agreed not to terminate these waivers and/or reimbursements until after December 31, 2007.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$1,220,989

Sales	$6,836,376

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

Federated Mini-Cap Index Fund (the “Fund”)

The Fund’s Board reviewed the Fund’s investment advisory contract and subadvisory contract at meetings held in May 2006 and approved a new subadvisory contract at meetings held in August 2006. The Board’s decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements and approve a new subadvisory contract with BlackRock Investment Management, LLC (“BlackRock” or the “Subadviser”). The Fund’s previous subadvisory contract (the “Previous Subadvisory Agreement”) with Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury Advisors”), was automatically terminated pursuant to Section 15 of the 1940 Act in connection with a transaction on September 29, 2006 whereby Merrill Lynch & Co., Inc. and BlackRock combined Merrill Lynch Investment Managers, L.P. and certain affiliates, including Mercury Advisors, with BlackRock, Inc. to create a new asset management company. The new subadvisory agreement and the Previous Subadvisory Agreement are substantially similar.

Prior to the meetings, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Fund has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and Mercury Advisors, and to be received by the Subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser and Mercury Advisors, and to be received by the Subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the adviser, including the performance of the Fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund, the Federated organization, Mercury Advisors and the Subadviser that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meetings at which the Board’s formal review of the advisory contracts occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contracts included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s, Mercury Advisors’ and the Subadviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fees and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, Mercury Advisors and their affiliates and to be provided by the Subadviser; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds, the Federated companies that service them, Mercury Advisors and the Subadviser (including communications from regulatory agencies), as well as Federated’s, Mercury Advisors’ and the Subadviser’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board also considered information regarding the results of the Adviser’s evaluation of Mercury Advisors’ performance, commitment to client service and investment capabilities and its assurance that the current portfolio managers of the Fund would continue to manage the Fund as employees of BlackRock. The Board also considered the Adviser’s recommendation to approve the new subadvisory agreement with BlackRock. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser, Mercury Advisors and the Subadviser are executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser’s, Mercury Advisors’ and the Subadviser’s investment management services were such as to warrant continuation of the advisory contract and approval of the new subadvisory contract as it is expected that the existing portfolio managers will continue to manage the Fund as employees of BlackRock. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund’s performance for the one year period was above the median of the relevant peer group, and the Fund’s performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contract, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate. The Board also received financial information about Mercury Advisors and the Subadviser, as well as reports that discussed any indirect benefit Mercury Advisors or the Subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The Board received similar revenue and cost information about the Fund from Mercury Advisors. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for the Adviser and Mercury Advisors and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that the Adviser’s and Mercury Advisors’ profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contracts reflects its determination that the Adviser’s and Mercury Advisors’ performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements and that the expected performance of the new Subadviser, as a result of the existing portfolio managers continuing to manage the Fund as employees of BlackRock, provided a satisfactory basis to support the decision to approve the new subadvisory contract.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31420E304
Cusip 31420E601

3052012 (6/07)

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INDEX TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        June 13, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007